Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
March 31, 2024
IBI-NPRT1-0524
1.9896129.104
Nonconvertible Bonds - 25.1%
		Principal Amount (a)	Value ($)
Australia - 1.0%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,384,936
APT Pipelines Ltd. 2% 7/15/30 (Reg. S)	EUR	110,000	107,709
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (b)	EUR	100,000	99,254
Australia & New Zealand Banking Group Ltd.:
1.125% 11/21/29 (Reg. S) (b)	EUR	260,000	274,095
1.65% 1/16/25	AUD	160,000	101,888
5.906% 8/12/32 (b)	AUD	330,000	218,793
Commonwealth Bank of Australia:
Australian Bank Bill 3 Months Rate + 2.700% 6.86% 11/9/32 (Reg. S) (b)(c)	AUD	230,000	157,388
0.125% 10/15/29 (Reg. S)	EUR	120,000	110,087
4.2% 8/18/25	AUD	580,000	376,146
Glencore Capital Finance DAC 0.75% 3/1/29 (Reg. S)	EUR	100,000	93,782
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	165,291
2.347% 8/30/29	EUR	130,000	134,899
6.163% 3/9/33 (b)	AUD	120,000	80,304
New South Wales Treasury Corp.:
1.25% 3/20/25 (Reg. S)	AUD	803,000	509,008
1.75% 3/20/34 (Reg. S)	AUD	840,000	421,829
2% 3/20/31	AUD	1,106,000	622,930
3% 4/20/29 (Reg. S)	AUD	860,000	534,445
Treasury Corp. of Victoria:
2.25% 11/20/34	AUD	350,000	180,102
5.25% 9/15/38	AUD	410,000	271,395
Western Australia Treasury Corp. 3% 10/21/26	AUD	1,842,000	1,174,022
Westpac Banking Corp.:
2.7% 3/17/25	AUD	400,000	256,058
4.6% 2/16/26	AUD	300,000	195,549
TOTAL AUSTRALIA			7,469,910
Austria - 0.2%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	710,000	560,225
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	262,798
Erste Group Bank AG:
0.25% 9/14/29 (Reg. S)	EUR	100,000	91,203
1% 6/10/30 (Reg. S) (b)	EUR	100,000	103,101
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	178,657
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	77,518
Raiffeisen International Bank-Holding AG:
1.5% 3/12/30 (Reg. S) (b)	EUR	100,000	100,837
4.75% 1/26/27 (Reg. S) (b)	EUR	100,000	108,733
TOTAL AUSTRIA			1,483,072
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	48,091
2% 3/17/28 (Reg. S)	EUR	32,000	33,211
2.25% 5/24/29 (Reg. S)	GBP	53,000	61,035
2.85% 5/25/37 (Reg. S)	GBP	200,000	207,519
3.7% 4/2/40 (Reg. S)	EUR	131,000	141,445
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	99,427
Elia Transmission Belgium SA 0.875% 4/28/30 (Reg. S)	EUR	100,000	93,218
Flemish Community 1.875% 6/2/42	EUR	100,000	85,888
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	94,980
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	100,000	94,661
0.5% 12/3/29 (b)	EUR	100,000	104,718
4.375% 4/19/30 (Reg. S) (b)	EUR	100,000	111,443
Walloon Region 1.25% 5/3/34 (Reg. S)	EUR	400,000	357,495
TOTAL BELGIUM			1,533,131
Canada - 2.4%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	38,180
3.65% 9/8/44	CAD	295,000	184,899
Altalink LP 3.717% 12/3/46	CAD	338,000	212,537
Bank of Montreal 3.19% 3/1/28	CAD	585,000	415,471
Bank of Nova Scotia:
0.01% 1/14/27 (Reg. S)	EUR	500,000	493,423
3.1% 2/2/28	CAD	85,000	60,177
5.5% 12/29/25	CAD	840,000	627,754
Bell Canada 4.45% 2/27/47	CAD	40,000	26,008
Brookfield Corp. 3.8% 3/16/27	CAD	260,000	187,272
Canada Housing Trust No. 1:
1.6% 12/15/31 (d)	CAD	320,000	202,104
1.9% 9/15/26 (d)	CAD	480,000	336,764
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,790,105
1.7% 7/15/26	CAD	498,000	345,863
5.33% 1/20/33 (b)	CAD	150,000	111,943
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	140,494
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	92,359
CPPIB Capital, Inc.:
1.25% 12/7/27 (Reg. S)	GBP	544,000	615,340
3% 6/15/28	CAD	1,310,000	933,949
4.2% 5/2/28 (Reg. S)	AUD	90,000	58,291
CU, Inc. 3.548% 11/22/47	CAD	280,000	169,964
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	176,292
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	406,000	247,278
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	347,739
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	171,096
Great-West Lifeco, Inc. 5.998% 11/16/39	CAD	50,000	40,446
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	298,675
Hydro One, Inc.:
1.69% 1/16/31	CAD	417,000	261,778
1.76% 2/28/25	CAD	1,270,000	912,041
3.02% 4/5/29	CAD	30,000	20,921
Hydro-Quebec:
2.1% 2/15/60	CAD	70,000	31,232
4% 2/15/55	CAD	220,000	153,247
4% 2/15/63	CAD	500,000	349,740
5% 2/15/50	CAD	50,000	40,551
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,098,522
Keyera Corp. 3.959% 5/29/30	CAD	761,000	532,590
Manulife Financial Corp. 2.237% 5/12/30 (b)	CAD	460,000	329,514
National Bank of Canada 2.237% 11/4/26	CAD	360,000	250,683
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	591,000	408,056
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	94,639
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	282,157
3.215% 4/8/30	CAD	100,000	69,121
4.248% 1/18/49	CAD	50,000	33,301
Ontario Teachers' Finance Trust 0.95% 11/24/51 (Reg. S)	EUR	110,000	66,706
Pembina Pipeline Corp. 4.74% 1/21/47	CAD	402,000	262,847
PSP Capital, Inc. 1.5% 3/15/28 (Reg. S)	CAD	340,000	228,980
Rogers Communications, Inc. 2.9% 12/9/30	CAD	968,000	625,529
Royal Bank of Canada:
0.625% 9/10/25 (Reg. S)	EUR	756,000	784,471
2.088% 6/30/30 (b)	CAD	710,000	505,494
2.125% 4/26/29 (Reg. S)	EUR	110,000	111,482
2.609% 11/1/24	CAD	102,000	74,281
4.612% 7/26/27	CAD	530,000	392,264
Saskatchewan Province 3.3% 6/2/48	CAD	150,000	92,580
SmartCentres (REIT) 2.307% 12/18/28	CAD	100,000	64,486
Sun Life Financial, Inc.:
2.06% 10/1/35 (b)	CAD	110,000	68,660
2.8% 11/21/33 (b)	CAD	50,000	33,935
TELUS Corp. 3.95% 2/16/50	CAD	33,000	19,226
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	379,787
1.943% 3/13/25	CAD	252,000	181,024
2.496% 12/2/24	CAD	60,000	43,581
3.631% 12/13/29 (Reg. S)	EUR	320,000	348,965
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	53,666
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	20,403
4.18% 7/3/48	CAD	33,000	19,933
4.35% 6/6/46	CAD	456,000	284,332
TOTAL CANADA			18,855,148
China - 3.0%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,481,223
3.52% 5/24/31	CNY	38,250,000	5,646,565
Export-Import Bank of China:
3.22% 5/14/26	CNY	57,740,000	8,156,955
3.38% 7/16/31	CNY	32,570,000	4,769,610
TOTAL CHINA			23,054,353
Czech Republic - 0.0%
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	149,589
Denmark - 0.2%
Danske Bank A/S:
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	148,898
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	135,254
4% 1/12/27 (Reg. S) (b)	EUR	210,000	227,765
4.625% 4/13/27 (Reg. S) (b)	GBP	100,000	125,105
KommuneKredit 0.125% 9/26/40 (Reg. S)	EUR	100,000	68,011
Nykredit Realkredit A/S:
0.5% 7/10/25 (Reg. S)	EUR	144,000	149,069
0.75% 1/20/27	EUR	130,000	129,407
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	120,389
2.5% 5/16/33 (Reg. S)	GBP	104,000	106,856
5.125% 9/13/34 (Reg. S)	GBP	290,000	362,970
TOTAL DENMARK			1,573,724
Finland - 0.2%
Kuntarahoitus OYJ 5.125% 7/22/27 (Reg. S)	GBP	120,000	154,925
Nordea Bank Abp:
0.5% 3/19/31 (Reg. S)	EUR	120,000	107,250
1% 6/27/29 (Reg. S) (b)	EUR	135,000	144,326
2.5% 5/23/29 (Reg. S)	EUR	144,000	148,257
Nordea Mortgage Bank PLC:
1% 11/5/24 (Reg. S)	EUR	180,000	191,107
2.5% 9/14/32 (Reg. S)	EUR	110,000	115,063
OP Mortgage Bank PLC:
0.01% 11/19/30 (Reg. S)	EUR	180,000	160,145
1% 11/28/24 (Reg. S)	EUR	170,000	180,133
Pohjola Bank PLC:
0.1% 11/16/27 (Reg. S)	EUR	130,000	125,202
1.375% 9/4/26 (Reg. S)	GBP	160,000	184,488
TOTAL FINLAND			1,510,896
France - 3.7%
Action Logement Services 0.375% 10/5/31 (Reg. S)	EUR	600,000	532,866
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	523,448
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	152,997
ALD SA 4% 7/5/27 (Reg. S)	EUR	200,000	217,583
Arkea Public Sector SCF SA 0.875% 3/31/28 (Reg. S)	EUR	200,000	198,515
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	300,000	311,570
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	253,000	229,705
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	105,684
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	97,192
0.75% 1/17/30 (Reg. S)	EUR	200,000	182,803
0.875% 12/7/27 (Reg. S)	GBP	600,000	662,823
1% 7/16/26 (Reg. S)	GBP	100,000	115,632
1.125% 11/19/31 (Reg. S)	EUR	100,000	87,139
1.25% 5/26/27 (Reg. S)	EUR	100,000	100,963
1.25% 6/3/30 (Reg. S)	EUR	100,000	93,506
2.5% 5/25/28 (Reg. S)	EUR	300,000	308,404
2.625% 11/6/29 (Reg. S)	EUR	100,000	102,318
4.375% 5/2/30 (Reg. S)	EUR	100,000	111,695
BNP Paribas SA:
0.625% 12/3/32 (Reg. S)	EUR	100,000	83,380
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	93,476
1.25% 7/13/31 (Reg. S)	GBP	100,000	97,760
1.625% 7/2/31 (Reg. S)	EUR	100,000	92,002
1.875% 12/14/27 (Reg. S)	GBP	200,000	226,824
2% 5/24/31 (Reg. S) (b)	GBP	200,000	231,993
2% 9/13/36 (Reg. S)	GBP	100,000	91,366
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	102,352
2.538% 7/13/29 (b)	CAD	250,000	167,549
3.375% 1/23/26 (Reg. S)	GBP	550,000	672,378
Bouygues SA:
0.5% 2/11/30 (Reg. S)	EUR	100,000	92,449
2.25% 6/29/29 (Reg. S)	EUR	100,000	102,663
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	101,813
0.25% 1/14/31 (Reg. S)	EUR	200,000	174,851
0.5% 9/15/27 (Reg. S) (b)	EUR	600,000	598,631
1% 1/14/32 (Reg. S)	EUR	200,000	177,319
1.625% 1/31/28 (Reg. S)	EUR	100,000	100,492
2.25% 3/2/32 (Reg. S) (b)	EUR	100,000	101,846
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	111,812
BPCE SFH:
0.01% 10/16/28 (Reg. S)	EUR	500,000	471,802
3.375% 6/27/33 (Reg. S)	EUR	400,000	444,719
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	579,143
0% 11/25/30 (Reg. S)	EUR	900,000	806,790
0% 5/25/31 (Reg. S)	EUR	300,000	264,963
1.75% 11/25/27 (Reg. S)	EUR	500,000	518,255
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	1,058,701
0.125% 2/15/36 (Reg. S)	EUR	900,000	692,042
Carrefour Banque SA 0.107% 6/14/25 (Reg. S)	EUR	500,000	516,018
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	95,340
Compagnie de St.-Gobain 3.875% 11/29/30 (Reg. S)	EUR	100,000	110,117
Compagnie Financiere du Credit Mutuel:
0.375% 10/3/28 (Reg. S)	EUR	100,000	94,349
0.875% 10/25/31 (Reg. S)	EUR	100,000	88,887
1.875% 10/25/29 (b)	EUR	100,000	106,158
Credit Agricole Assurances SA 1.5% 10/6/31 (Reg. S)	EUR	100,000	89,704
Credit Agricole Home Loan SFH:
0.05% 12/6/29 (Reg. S)	EUR	200,000	183,436
1.5% 9/28/38	EUR	300,000	262,889
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	95,459
1% 9/18/25 (Reg. S)	EUR	200,000	208,160
1.125% 7/12/32 (Reg. S)	EUR	300,000	270,538
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	104,468
1.874% 12/9/31 (b)	GBP	200,000	227,066
2.625% 3/17/27 (Reg. S)	EUR	107,000	111,659
3.875% 11/28/34 (Reg. S)	EUR	100,000	111,939
4% 1/18/33 (Reg. S)	EUR	100,000	112,922
4.875% 10/23/29 (Reg. S)	GBP	100,000	127,237
Credit Commercial de France:
0.1% 9/3/27 (Reg. S)	EUR	200,000	193,591
1.375% 9/4/28 (Reg. S)	EUR	300,000	298,363
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	99,555
Dexia Credit Local SA:
0.625% 1/17/26 (Reg. S)	EUR	500,000	514,773
1.25% 7/21/25 (Reg. S)	GBP	200,000	240,780
Electricite de France SA:
1% 11/29/33 (Reg. S)	EUR	100,000	83,918
2% 12/9/49 (Reg. S)	EUR	400,000	285,394
Engie SA 5.625% 4/3/53 (Reg. S)	GBP	100,000	127,655
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	200,575
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	98,994
Ile-de-France Mobilites 0.4% 5/28/31 (Reg. S)	EUR	100,000	89,933
Kering SA 3.625% 3/11/36 (Reg. S)	EUR	100,000	107,778
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	90,081
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	100,000	100,034
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	126,836
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	101,196
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	372,786
MACIF 0.625% 6/21/27 (Reg. S)	EUR	200,000	195,260
Orange SA:
0.75% 6/29/34 (Reg. S)	EUR	500,000	422,368
8.125% 1/28/33	EUR	70,000	102,876
Oseo SA:
0.125% 3/25/25 (Reg. S)	EUR	200,000	208,365
0.25% 3/29/30 (Reg. S)	EUR	100,000	91,865
0.625% 5/25/26 (Reg. S)	EUR	200,000	204,388
0.75% 11/25/24	EUR	200,000	211,416
2.125% 11/29/27 (Reg. S)	EUR	200,000	208,861
3% 9/10/26 (Reg. S)	EUR	500,000	537,785
RCI Banque SA:
1.625% 5/26/26 (Reg. S)	EUR	37,000	38,085
4.875% 10/2/29 (Reg. S)	EUR	100,000	112,645
Reseau Ferre de France:
0.875% 1/22/29 (Reg. S)	EUR	300,000	292,752
1.125% 5/19/27 (Reg. S)	EUR	1,100,000	1,117,489
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	96,532
0.625% 7/8/32 (Reg. S)	EUR	200,000	173,926
Societe Des Autoroutes Paris-Rhin-Rhone 1.875% 1/6/31 (Reg. S)	EUR	200,000	198,864
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	177,721
1.7% 5/25/50 (Reg. S)	EUR	500,000	371,993
Societe Generale:
0.875% 9/24/29 (Reg. S)	EUR	100,000	92,909
1% 11/24/30 (b)	EUR	100,000	102,173
1.125% 6/30/31 (Reg. S) (b)	EUR	100,000	100,326
1.25% 12/7/27	GBP	300,000	332,183
1.25% 6/12/30 (Reg. S)	EUR	100,000	93,381
1.5% 5/30/25 (Reg. S) (b)	EUR	500,000	537,246
4.25% 11/16/32 (Reg. S)	EUR	100,000	114,369
Societe Generale SFH 3.125% 2/24/26 (Reg. S)	EUR	1,000,000	1,076,641
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	280,153
Suez SACA:
1.875% 5/24/27 (Reg. S)	EUR	100,000	102,584
2.375% 5/24/30 (Reg. S)	EUR	100,000	100,776
Total Capital International SA:
1.25% 12/16/24 (Reg. S)	GBP	100,000	122,886
1.491% 4/8/27 (Reg. S)	EUR	100,000	102,318
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	189,381
0.25% 11/25/29 (Reg. S)	EUR	600,000	561,671
0.25% 7/16/35 (Reg. S)	EUR	400,000	320,246
0.875% 5/25/28 (Reg. S)	EUR	400,000	398,142
1.25% 10/21/27 (Reg. S)	EUR	100,000	101,797
1.5% 4/20/32 (Reg. S)	EUR	100,000	97,784
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	200,000	190,967
1% 2/27/27 (Reg. S)	EUR	600,000	603,100
1.5% 5/29/29 (Reg. S)	EUR	120,000	116,582
Veolia Environnement SA:
0.664% 1/15/31 (Reg. S)	EUR	100,000	90,198
1.25% 4/15/28 (Reg. S)	EUR	100,000	99,890
1.25% 5/14/35 (Reg. S)	EUR	100,000	86,937
TOTAL FRANCE			29,218,633
Germany - 3.0%
Aareal Bank AG 0.05% 9/2/26 (Reg. S)	EUR	100,000	94,410
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	198,084
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	93,700
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	108,147
Amprion GmbH 3.45% 9/22/27 (Reg. S)	EUR	100,000	107,880
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	180,519
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	100,000	113,663
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	260,576
Bayerische Landesbank 1% 12/20/24 (Reg. S)	GBP	800,000	978,960
Berlin Hannoversche Hypothekenbank AG 0.25% 5/19/33 (Reg. S)	EUR	1,020,000	871,168
BMV Finance NV:
1.5% 2/6/29 (Reg. S)	EUR	86,000	85,758
3.25% 7/22/30 (Reg. S)	EUR	250,000	272,760
Bremen Freie Hansestadt:
0.15% 10/24/31	EUR	50,000	44,632
0.4% 8/20/49 (Reg. S)	EUR	29,000	16,539
Commerzbank AG:
0.01% 3/11/30	EUR	183,000	166,607
0.5% 12/4/26 (Reg. S)	EUR	58,000	58,167
1.25% 1/9/34	EUR	58,000	53,685
1.5% 8/28/28 (Reg. S)	EUR	100,000	101,000
1.875% 2/28/28 (Reg. S)	EUR	100,000	102,241
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	23,150
1.375% 6/26/26 (Reg. S)	EUR	44,000	45,601
2.625% 4/7/25 (Reg. S)	EUR	472,000	504,690
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	214,000	243,131
0.625% 12/8/50 (Reg. S)	EUR	144,000	83,509
0.875% 6/23/39 (Reg. S)	EUR	198,000	150,974
1.375% 7/7/25 (Reg. S)	GBP	28,000	33,833
1.875% 2/13/26 (Reg. S)	GBP	171,000	205,220
Deutsche Bank AG:
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	207,829
1.625% 1/20/27 (Reg. S)	EUR	300,000	304,863
1.875% 2/23/28 (Reg. S) (b)	EUR	200,000	202,945
4% 6/24/26 (Reg. S) (b)	GBP	200,000	246,654
4% 6/24/32 (Reg. S) (b)	EUR	100,000	104,411
Deutsche Borse AG:
0.125% 2/22/31 (Reg. S)	EUR	100,000	88,555
1.5% 4/4/32 (Reg. S)	EUR	100,000	95,558
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	66,804
DZ HYP AG 0.5% 6/16/26 (Reg. S)	EUR	1,200,000	1,220,513
E.ON International Finance BV:
1% 4/13/25 (Reg. S)	EUR	660,000	692,743
1.5% 7/31/29 (Reg. S)	EUR	115,000	113,404
5.75% 2/14/33 (Reg. S)	EUR	130,000	163,228
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	69,032
0.75% 2/20/28 (Reg. S)	EUR	99,000	98,269
0.875% 1/8/25 (Reg. S)	EUR	210,000	221,624
0.875% 8/20/31 (Reg. S)	EUR	100,000	90,493
0.875% 10/18/34 (Reg. S)	EUR	117,000	99,054
3.5% 1/12/28 (Reg. S)	EUR	140,000	152,656
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	93,450
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	67,563
Eurogrid GmbH 3.598% 2/1/29 (Reg. S)	EUR	200,000	217,125
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	400,000	400,158
Hannover Reuck SE 1.75% 10/8/40 (Reg. S) (b)	EUR	100,000	93,730
HeidelbergCement Finance Luxembourg SA 4.875% 11/21/33 (Reg. S)	EUR	50,000	58,095
KfW:
0% 9/30/26 (Reg. S)	EUR	273,000	274,211
0% 9/15/28 (Reg. S)	EUR	442,000	423,627
0% 9/17/30 (Reg. S)	EUR	261,000	237,415
0.01% 5/5/27 (Reg. S)	EUR	38,000	37,656
0.05% 9/29/34 (Reg. S)	EUR	1,284,000	1,045,964
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	1,199,825
0.625% 2/22/27	EUR	283,000	286,905
0.625% 1/7/28	EUR	1,834,000	1,830,468
0.75% 6/28/28	EUR	72,000	71,661
0.875% 9/15/26 (Reg. S)	GBP	43,000	49,905
0.875% 7/4/39 (Reg. S)	EUR	110,000	89,210
1.375% 12/9/24 (Reg. S)	GBP	151,000	185,791
1.375% 2/2/28	SEK	310,000	27,267
1.5% 7/24/24	AUD	82,000	52,954
2.15% 8/25/25	AUD	1,210,000	766,071
2.875% 12/28/29 (Reg. S)	EUR	740,000	807,080
3.2% 9/11/26	AUD	118,000	75,205
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	91,423
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	101,258
0.875% 11/28/27 (Reg. S)	EUR	100,000	98,001
0.875% 1/17/29 (Reg. S)	EUR	100,000	93,889
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	267,000	238,049
1.5% 7/3/29 (Reg. S)	EUR	44,000	43,699
Merck KGaA 1.625% 6/25/79 (Reg. S) (b)	EUR	100,000	105,592
Muenchener Hypothekenbank eG 1.875% 8/25/32 (Reg. S)	EUR	60,000	60,027
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.25% 5/26/41 (Reg. S) (b)	EUR	100,000	90,288
NRW.BANK:
0.5% 6/17/41 (Reg. S)	EUR	50,000	35,387
0.875% 4/12/34	EUR	387,000	346,785
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	100,000	114,518
RWE AG:
2.5% 8/24/25 (Reg. S)	EUR	430,000	456,769
2.75% 5/24/30 (Reg. S)	EUR	120,000	124,068
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	22,564
1.75% 2/28/39 (Reg. S)	EUR	23,000	20,150
3% 9/8/33 (Reg. S)	EUR	100,000	106,444
3.125% 5/22/32 (Reg. S)	EUR	200,000	215,412
3.625% 2/24/43 (Reg. S)	EUR	100,000	108,994
Traton Finance Luxembourg SA 4.5% 11/23/26 (Reg. S)	EUR	200,000	219,708
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	34,436
0.375% 1/17/33 (Reg. S)	EUR	200,000	174,066
0.85% 5/22/34 (Reg. S)	EUR	102,000	90,016
Vier Gas Transport GmbH 1.5% 9/25/28 (Reg. S)	EUR	100,000	99,685
Volkswagen Bank GmbH 2.5% 7/31/26 (Reg. S)	EUR	100,000	104,792
Volkswagen Financial Services AG:
0.375% 2/12/30 (Reg. S)	EUR	70,000	62,943
0.875% 1/31/28 (Reg. S)	EUR	630,000	612,919
1.125% 7/5/26 (Reg. S)	GBP	100,000	115,568
1.5% 10/1/24 (Reg. S)	EUR	36,000	38,347
2.25% 4/12/25 (Reg. S)	GBP	26,000	31,829
3.375% 4/6/28 (Reg. S)	EUR	32,000	34,367
Volkswagen International Finance NV:
1.625% 1/16/30 (Reg. S)	EUR	45,000	43,747
3.25% 11/18/30 (Reg. S)	EUR	200,000	210,505
4.125% 11/16/38 (Reg. S)	EUR	200,000	220,099
Volkswagen Leasing GmbH:
0.625% 7/19/29 (Reg. S)	EUR	50,000	46,203
4% 4/11/31 (Reg. S)	EUR	140,000	152,505
Vonovia SE:
0.625% 10/7/27 (Reg. S)	EUR	200,000	193,267
0.75% 9/1/32 (Reg. S)	EUR	100,000	81,740
1% 6/16/33 (Reg. S)	EUR	400,000	325,700
TOTAL GERMANY			23,194,334
Hong Kong - 0.0%
Hongkong & Shanghai Banking Corp. Ltd. (Sydney Branch) 5.1% 3/3/28 (Reg. S)	AUD	250,000	165,072
Ireland - 0.1%
AIB Group PLC 4.625% 7/23/29 (Reg. S) (b)	EUR	100,000	111,279
Bank of Ireland Group PLC:
0.375% 5/10/27 (Reg. S) (b)	EUR	140,000	140,815
1% 11/25/25 (Reg. S) (b)	EUR	340,000	359,740
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	128,166
Smurfit Kappa Treasury ULC 1.5% 9/15/27 (Reg. S)	EUR	100,000	100,676
TOTAL IRELAND			840,676
Italy - 0.7%
A2A SpA 0.625% 7/15/31 (Reg. S)	EUR	140,000	121,213
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	119,392
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	115,986
Assicurazioni Generali SpA:
1.713% 6/30/32 (Reg. S)	EUR	100,000	89,838
2.124% 10/1/30 (Reg. S)	EUR	130,000	124,993
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	112,340
Autostrade per L'italia SpA 1.875% 9/26/29 (Reg. S)	EUR	320,000	311,532
Credit Agricole Italia SpA 0.375% 1/20/32 (Reg. S)	EUR	200,000	174,207
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	215,810
0.5% 6/17/30 (Reg. S)	EUR	110,000	100,322
2.875% 4/11/29 (Reg. S)	GBP	636,000	730,434
4% 2/20/31 (Reg. S)	EUR	100,000	111,395
Eni SpA:
3.625% 5/19/27 (Reg. S)	EUR	100,000	108,459
4.25% 5/19/33 (Reg. S)	EUR	120,000	135,051
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	151,228
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	260,000	251,570
2.125% 5/26/25 (Reg. S)	EUR	323,000	341,928
4.875% 5/19/30 (Reg. S)	EUR	100,000	114,821
5.125% 8/29/31 (Reg. S)	EUR	100,000	117,052
Italgas SpA 1% 12/11/31 (Reg. S)	EUR	110,000	98,190
Mediobanca SpA:
1.625% 1/7/25 (Reg. S)	EUR	280,000	296,997
4.75% 3/14/28 (Reg. S) (b)	EUR	100,000	111,220
Snam SpA 0.75% 6/20/29 (Reg. S)	EUR	190,000	179,067
Terna - Rete Elettrica Nazionale:
0.375% 6/23/29 (Reg. S)	EUR	120,000	111,599
1.375% 7/26/27 (Reg. S)	EUR	150,000	151,545
UniCredit SpA:
2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	508,859
4.45% 2/16/29 (Reg. S) (b)	EUR	170,000	186,993
TOTAL ITALY			5,192,041
Japan - 0.4%
East Japan Railway Co. 1.104% 9/15/39 (Reg. S)	EUR	160,000	124,870
Mizuho Financial Group, Inc.:
0.797% 4/15/30 (Reg. S)	EUR	300,000	276,534
1.412% 7/13/33	JPY	12,000,000	78,442
NTT Finance Corp. 0.18% 12/19/25	JPY	200,000,000	1,315,999
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	133,577
Toyota Finance Corp. 0.37% 10/13/26	JPY	100,000,000	658,906
Toyota Motor Finance (Netherlands) BV 3.5% 1/13/28 (Reg. S)	EUR	300,000	325,607
TOTAL JAPAN			2,913,935
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	165,190
Luxembourg - 0.1%
Blackstone Property Partners Europe LP 1.25% 4/26/27 (Reg. S)	EUR	153,000	149,355
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	102,856
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	170,000	167,785
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	304,000	306,961
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	103,648
TOTAL LUXEMBOURG			830,605
Mexico - 0.0%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	99,384
2.125% 3/10/28	EUR	200,000	205,104
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	90,712
TOTAL MEXICO			395,200
Multi-National - 0.1%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	156,305
International Finance Corp. 4.5% 10/2/28	GBP	370,000	475,496
TOTAL MULTI-NATIONAL			631,801
Netherlands - 1.3%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	164,286
0.5% 9/23/29 (Reg. S)	EUR	100,000	92,247
0.6% 1/15/27 (Reg. S)	EUR	300,000	299,478
1.375% 1/12/37 (Reg. S)	EUR	400,000	354,566
4.5% 11/21/34 (Reg. S)	EUR	100,000	115,917
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,965,510
3.3% 7/17/28 (Reg. S)	AUD	1,267,000	792,764
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	106,219
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	115,072
Euronext NV 1% 4/18/25 (Reg. S)	EUR	240,000	251,268
EXOR NV 1.75% 1/18/28 (Reg. S)	EUR	170,000	173,714
Heineken NV 1.75% 5/7/40 (Reg. S)	EUR	160,000	136,628
ING Groep NV:
0.125% 11/29/25 (Reg. S) (b)	EUR	600,000	631,242
0.25% 2/18/29 (Reg. S) (b)	EUR	500,000	472,596
0.25% 2/1/30 (Reg. S) (b)	EUR	100,000	91,449
1.125% 2/14/25 (Reg. S)	EUR	300,000	316,546
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	413,988
3% 2/18/26 (Reg. S)	GBP	100,000	121,492
4.875% 11/14/27 (Reg. S) (b)	EUR	200,000	222,120
Koninklijke KPN NV 3.875% 7/3/31 (Reg. S)	EUR	100,000	110,990
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	137,565
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	692,256
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	544,769
3.3% 5/2/29 (Reg. S)	AUD	40,000	24,746
NN Group NV 4.625% 1/13/48 (Reg. S) (b)	EUR	180,000	195,666
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	498,501
0.625% 2/25/33 (Reg. S)	EUR	100,000	85,917
1.125% 5/7/31 (Reg. S)	EUR	100,000	91,933
1.25% 3/23/26 (Reg. S)	EUR	79,000	82,105
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	118,996
Shell International Finance BV 0.5% 11/8/31 (Reg. S)	EUR	310,000	273,951
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	218,700
TOTAL NETHERLANDS			9,913,197
New Zealand - 0.1%
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	941,070
Norway - 0.3%
DNB Bank ASA:
3.125% 9/21/27 (Reg. S) (b)	EUR	170,000	181,532
4% 8/17/27 (Reg. S) (b)	GBP	100,000	123,058
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	225,554
Kommunalbanken A/S 0.6% 6/1/26	AUD	500,000	300,914
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	1,119,640
Telenor ASA:
0.75% 5/31/26 (Reg. S)	EUR	100,000	101,981
1.125% 5/31/29 (Reg. S)	EUR	157,000	152,666
TOTAL NORWAY			2,205,345
Portugal - 0.1%
Banco Santander Totta SA 3.375% 4/19/28 (Reg. S)	EUR	400,000	433,770
EDP Finance BV 1.875% 9/21/29 (Reg. S)	EUR	100,000	99,449
TOTAL PORTUGAL			533,219
Spain - 0.5%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	413,955
Banco Bilbao Vizcaya Argentaria SA 4.375% 10/14/29 (Reg. S)	EUR	300,000	339,547
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	285,841
0.5% 3/24/27 (Reg. S) (b)	EUR	100,000	101,143
1.375% 1/5/26 (Reg. S)	EUR	300,000	311,270
2.125% 2/8/28 (Reg. S)	EUR	100,000	101,618
3.125% 1/19/27 (Reg. S)	EUR	100,000	106,147
3.75% 1/9/34 (Reg. S)	EUR	100,000	108,785
5.125% 1/25/30 (Reg. S)	GBP	100,000	126,856
5.75% 8/23/33 (Reg. S) (b)	EUR	100,000	113,208
CaixaBank SA:
0.5% 2/9/29 (Reg. S) (b)	EUR	100,000	95,748
0.75% 5/26/28 (Reg. S) (b)	EUR	300,000	296,571
1.5% 12/3/26 (Reg. S) (b)	GBP	200,000	236,815
2.25% 4/17/30 (Reg. S) (b)	EUR	100,000	105,164
5% 7/19/29 (Reg. S) (b)	EUR	100,000	112,887
6.25% 2/23/33 (Reg. S) (b)	EUR	100,000	114,164
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	317,429
Iberdrola Finanzas SAU 3.375% 11/22/32 (Reg. S)	EUR	100,000	107,812
Naturgy Finance BV:
1.25% 1/15/26 (Reg. S)	EUR	200,000	206,686
1.5% 1/29/28 (Reg. S)	EUR	100,000	100,701
Telefonica Emisiones S.A.U. 1.93% 10/17/31 (Reg. S)	EUR	300,000	292,779
TOTAL SPAIN			3,995,126
Sweden - 0.9%
Akelius Residential Property Financing BV 1% 1/17/28 (Reg. S)	EUR	100,000	94,943
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	100,052
Heimstaden Bostad Treasury BV:
0.625% 7/24/25 (Reg. S)	EUR	160,000	158,824
1.375% 7/24/28 (Reg. S)	EUR	135,000	114,228
Investor AB 1.5% 9/12/30 (Reg. S)	EUR	120,000	116,387
Kommuninvest I Sverige AB:
1% 5/12/25 (Reg. S)	SEK	9,970,000	904,112
1% 11/12/26 (Reg. S)	SEK	6,710,000	592,569
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	36,140
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	501,440
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	153,220
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	126,783
Samhallsbyggnadsbolaget I Norden AB 2.25% 8/12/27 (Reg. S)	EUR	108,000	77,442
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	99,431
1.75% 11/11/26 (Reg. S)	EUR	210,000	217,390
3.25% 5/4/28 (Reg. S)	EUR	250,000	271,943
3.75% 2/7/28 (Reg. S)	EUR	160,000	173,843
Stadshypotek AB 0.375% 3/13/26 (Reg. S)	EUR	500,000	510,132
Svenska Handelsbanken AB:
0.5% 2/18/30 (Reg. S)	EUR	100,000	91,421
1% 4/15/25 (Reg. S)	EUR	220,000	230,713
Swedbank AB:
0.3% 5/20/27 (Reg. S) (b)	EUR	240,000	240,846
2.1% 5/25/27 (Reg. S)	EUR	108,000	112,267
Swedbank Hypotek AB:
1% 9/18/24 (Reg. S)	SEK	800,000	73,747
3.125% 7/5/28 (Reg. S)	EUR	390,000	422,178
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	999,347
Telia Co. AB 0.125% 11/27/30 (Reg. S)	EUR	310,000	274,785
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	99,842
TOTAL SWEDEN			6,794,025
Switzerland - 0.8%
Argentum Netherlands BV 2.75% 2/19/49 (Reg. S) (b)	EUR	120,000	122,510
Holcim Finance Luxembourg SA 0.5% 4/23/31 (Reg. S)	EUR	130,000	113,442
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	44,132
0% 10/26/29 (Reg. S)	CHF	50,000	51,566
0% 8/26/49 (Reg. S)	CHF	520,000	405,696
0.125% 12/19/31 (Reg. S)	CHF	1,270,000	1,282,037
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	1,070,000	1,127,351
0% 7/25/31 (Reg. S)	CHF	340,000	342,040
0.1% 12/3/31 (Reg. S)	CHF	195,000	196,762
0.5% 11/24/28 (Reg. S)	CHF	40,000	42,747
UBS AG Australia BRH 5.808% 11/24/28 (Reg. S)	AUD	90,000	60,642
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	699,626
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	98,989
1% 6/24/27 (Reg. S) (b)	EUR	150,000	152,123
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	328,429
2.125% 11/15/29 (Reg. S) (b)	GBP	130,000	145,042
2.875% 4/2/32 (Reg. S) (b)	EUR	270,000	273,125
3.25% 4/2/26 (Reg. S) (b)	EUR	605,000	646,903
7.75% 3/1/29 (Reg. S) (b)	EUR	100,000	123,006
TOTAL SWITZERLAND			6,256,168
United Kingdom - 1.4%
AA Bond Co. Ltd.:
7.375% 7/31/50 (Reg. S)	GBP	120,000	156,309
8.45% 7/31/50 (Reg. S)	GBP	130,000	174,448
Anglian Water Services Financing PLC 1.625% 8/10/25 (Reg. S)	GBP	240,000	287,979
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	103,015
Barclays PLC:
1.106% 5/12/32 (Reg. S) (b)	EUR	110,000	97,604
3.25% 1/17/33	GBP	299,000	321,266
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	100,000	111,826
BAT Netherlands Finance BV:
3.125% 4/7/28 (Reg. S)	EUR	100,000	106,172
5.375% 2/16/31 (Reg. S)	EUR	110,000	128,583
BP Capital Markets BV 0.933% 12/4/40 (Reg. S)	EUR	290,000	204,164
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	99,000
British Telecommunications PLC 3.75% 5/13/31 (Reg. S)	EUR	170,000	185,933
Cadent Finance PLC 3.125% 3/21/40 (Reg. S)	GBP	100,000	93,539
CCEP Finance Ireland DAC 0.875% 5/6/33 (Reg. S)	EUR	110,000	95,691
Clarion Funding PLC 1.25% 11/13/32 (Reg. S)	GBP	120,000	112,887
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	190,000	215,247
3.661% 1/13/33	CAD	215,000	146,324
HSBC Holdings PLC:
Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (b)(c)	EUR	270,000	310,890
3% 7/22/28 (b)	GBP	110,000	129,422
3% 5/29/30 (b)	GBP	130,000	147,383
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	126,305
Legal & General Group PLC 5.125% 11/14/48 (Reg. S) (b)	GBP	100,000	124,059
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	92,206
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	137,340
1.985% 12/15/31 (b)	GBP	104,000	118,984
2.25% 10/16/24	GBP	100,000	123,986
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	434,292
5.802% 3/17/29 (b)	AUD	100,000	66,220
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	113,314
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	126,675
Motability Operations Group PLC 1.5% 1/20/41 (Reg. S)	GBP	220,000	167,778
National Grid Electricity Transmission PLC:
0.19% 1/20/25 (Reg. S)	EUR	160,000	167,683
0.823% 7/7/32 (Reg. S)	EUR	140,000	121,251
1.375% 9/16/26 (Reg. S)	GBP	200,000	231,529
National Grid PLC:
0.25% 9/1/28 (Reg. S)	EUR	130,000	121,980
2.179% 6/30/26 (Reg. S)	EUR	430,000	449,288
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	904,534
NatWest Group PLC:
3 month EURIBOR EURO INTER + 1.080% 1.75% 3/2/26 (Reg. S) (b)(c)	EUR	110,000	116,348
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	503,337
NatWest Markets PLC 6.375% 11/8/27 (Reg. S)	GBP	280,000	368,973
NIE Finance PLC 2.5% 10/27/25 (Reg. S)	GBP	200,000	241,584
Santander UK Group Holdings PLC 7.098% 11/16/27 (Reg. S) (b)	GBP	110,000	143,349
Santander UK PLC 0.05% 1/12/27 (Reg. S)	EUR	200,000	197,502
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	164,402
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	150,000	167,179
Standard Chartered PLC:
0.8% 11/17/29 (Reg. S) (b)	EUR	110,000	103,995
0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	106,464
2.5% 9/9/30 (Reg. S) (b)	EUR	130,000	136,544
Thames Water Utility Finance PLC:
2.375% 4/22/40 (Reg. S)	GBP	190,000	141,399
4% 4/18/27 (Reg. S)	EUR	100,000	101,756
Unilever Finance Netherlands BV 3.5% 2/15/37 (Reg. S)	EUR	170,000	186,423
United Utilities Water Finance PLC 2% 2/14/25 (Reg. S)	GBP	580,000	711,557
Vodafone International Financing DAC 3.75% 12/2/34 (Reg. S)	EUR	330,000	363,152
Yorkshire Water Finance PLC 1.75% 10/27/32 (Reg. S)	GBP	100,000	94,456
TOTAL UNITED KINGDOM			10,703,526
United States of America - 4.4%
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	643,909
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,182,635
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	410,165
3.125% 6/15/31	EUR	174,000	175,186
American Tower Corp. 1% 1/15/32	EUR	140,000	123,287
Apple, Inc. 0.5% 11/15/31	EUR	911,000	827,307
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	101,659
2.9% 12/4/26	GBP	2,720,000	3,255,867
Athene Global Funding 0.832% 1/8/27 (Reg. S)	EUR	140,000	139,193
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	443,354
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,595,515
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	828,206
Booking Holdings, Inc.:
4.125% 5/12/33	EUR	110,000	124,602
4.5% 11/15/31	EUR	150,000	173,031
Citigroup, Inc. 4.112% 9/22/33 (Reg. S) (b)	EUR	220,000	245,565
Comcast Corp. 1.875% 2/20/36	GBP	405,000	378,387
CRH SMW Finance DAC 4% 7/11/31 (Reg. S)	EUR	120,000	133,433
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,931,339
0.75% 9/18/31	EUR	456,000	413,126
1.35% 9/18/39	EUR	192,000	157,221
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	93,773
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	84,320
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	946,875
FedEx Corp. 0.95% 5/4/33	EUR	371,000	315,612
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	768,424
Fiserv, Inc. 2.25% 7/1/25	GBP	925,000	1,124,537
Ford Motor Credit Co. LLC:
2.33% 11/25/25	EUR	100,000	104,926
6.125% 5/15/28	EUR	130,000	151,150
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,319,564
2.125% 5/17/37	EUR	110,000	104,267
General Motors Financial Co., Inc. 3.9% 1/12/28 (Reg. S)	EUR	100,000	108,813
Goldman Sachs Group, Inc.:
0.75% 3/23/32 (Reg. S)	EUR	70,000	60,772
1% 3/18/33 (Reg. S)	EUR	70,000	60,895
1.25% 2/7/29 (Reg. S)	EUR	50,000	48,857
1.875% 12/16/30 (Reg. S)	GBP	100,000	105,229
2% 11/1/28 (Reg. S)	EUR	51,000	51,873
3.125% 7/25/29 (Reg. S)	GBP	27,000	31,443
3.375% 3/27/25 (Reg. S)	EUR	488,000	524,362
Honeywell International, Inc. 0.75% 3/10/32	EUR	150,000	133,225
IBM Corp. 1.2% 2/11/40	EUR	272,000	213,694
JPMorgan Chase & Co.:
0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	781,624
0.991% 4/28/26 (Reg. S) (b)	GBP	100,000	120,688
1.638% 5/18/28 (Reg. S) (b)	EUR	210,000	214,048
Linde PLC 0.375% 9/30/33 (Reg. S)	EUR	200,000	166,009
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	787,066
McDonald's Corp. 1.6% 3/15/31 (Reg. S)	EUR	200,000	192,083
McKesson Corp. 3.125% 2/17/29	GBP	573,000	675,547
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	103,468
1.75% 7/2/49 (Reg. S)	EUR	227,000	170,646
Metropolitan Life Global Funding I:
1.625% 10/12/28 (Reg. S)	GBP	110,000	122,492
1.75% 5/25/25 (Reg. S)	EUR	350,000	368,914
Mondelez International Holdings Netherlands BV 0.875% 10/1/31 (Reg. S)	EUR	110,000	99,139
Morgan Stanley:
1.102% 4/29/33 (b)	EUR	243,000	216,950
5.789% 11/18/33 (b)	GBP	170,000	225,140
Nestle Finance International Ltd.:
0% 6/14/26 (Reg. S)	EUR	540,000	544,158
0.25% 6/14/29 (Reg. S)	EUR	120,000	113,211
1.25% 11/2/29 (Reg. S)	EUR	30,000	29,427
3.25% 1/23/37 (Reg. S)	EUR	190,000	203,667
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	217,897
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	74,623
2% 5/9/36	EUR	210,000	184,377
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	769,449
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	268,500
1.8% 5/3/29	GBP	381,000	432,241
Prologis LP 2.25% 6/30/29	GBP	619,000	690,447
Public Storage 0.875% 1/24/32	EUR	245,000	218,313
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	394,048
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	225,643
Stellantis NV 2.75% 4/1/32 (Reg. S)	EUR	200,000	203,780
Tapestry, Inc. 5.35% 11/27/25	EUR	140,000	153,486
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	769,375
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	194,021
Thermo Fisher Scientific Finance I BV 1.625% 10/18/41	EUR	150,000	121,461
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	104,514
1.875% 10/1/49	EUR	106,000	82,110
Upjohn Finance BV 1.362% 6/23/27 (Reg. S)	EUR	150,000	149,770
Verizon Communications, Inc.:
1.3% 5/18/33	EUR	120,000	107,418
2.1% 5/6/26 (Reg. S)	AUD	200,000	123,470
3.375% 10/27/36	GBP	486,000	512,035
4.05% 2/17/25	AUD	680,000	440,236
VF Corp. 0.25% 2/25/28	EUR	606,000	553,790
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	350,000	364,127
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	162,518
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	114,451
TOTAL UNITED STATES OF AMERICA			34,401,975
TOTAL NONCONVERTIBLE BONDS (Cost $213,026,508)			194,920,961

Government Obligations - 70.3%
		Principal Amount (a)	Value ($)
Australia - 1.8%
Australian Commonwealth:
0.25% 11/21/25 (Reg. S)	AUD	2,151,000	1,324,547
1% 12/21/30 (Reg. S)	AUD	542,000	295,328
1.25% 5/21/32	AUD	1,576,000	838,572
1.75% 11/21/32 (Reg. S)	AUD	1,280,000	701,775
1.75% 6/21/51 (Reg. S)	AUD	809,000	308,800
2.25% 5/21/28 (Reg. S)	AUD	1,320,000	815,943
2.75% 4/21/24	AUD	30,000	19,534
2.75% 11/21/28	AUD	1,329,000	834,296
2.75% 11/21/29 (Reg. S)	AUD	1,280,000	794,576
2.75% 5/21/41(Reg. S)	AUD	954,000	508,327
3% 11/21/33(Reg. S)	AUD	3,690,000	2,219,420
3% 3/21/47	AUD	468,000	245,250
3.25% 4/21/25 (Reg. S)	AUD	56,000	36,226
3.25% 4/21/29(Reg. S)	AUD	70,000	44,787
4.5% 4/21/33	AUD	1,080,000	733,372
4.75% 4/21/27(Reg. S)	AUD	370,000	249,075
New South Wales Treasury Corp.:
1.25% 11/20/30	AUD	670,000	363,225
4.25% 2/20/36 (Reg. S)	AUD	50,000	30,943
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (d)	AUD	2,631,000	1,442,031
3.25% 7/21/26 (Reg. S) (d)	AUD	247,000	158,551
3.25% 7/21/28 (Reg. S) (d)	AUD	154,000	97,651
3.5% 8/21/30 (Reg. S) (d)	AUD	58,000	36,449
South Australian Government Financing Authority:
1.75% 5/24/32 (Reg. S)	AUD	490,000	261,379
2% 5/23/36 (Reg. S)	AUD	150,000	72,143
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	67,667
1.25% 11/19/27	AUD	952,000	563,674
1.5% 11/20/30	AUD	1,347,000	737,332
2.5% 10/22/29	AUD	424,000	254,011
4.75% 9/15/36	AUD	50,000	32,010
Western Australia Treasury Corp. 4.25% 7/20/33	AUD	150,000	96,663
TOTAL AUSTRALIA			14,183,557
Austria - 0.9%
Austrian Republic:
0% 10/20/28(Reg. S) (d)	EUR	600,000	574,099
0% 2/20/30 (Reg. S) (d)	EUR	542,000	500,677
0% 10/20/40 (Reg. S) (d)	EUR	788,000	522,832
0.5% 4/20/27 (Reg. S) (d)	EUR	1,281,000	1,291,543
0.5% 2/20/29 (Reg. S) (d)	EUR	677,000	658,825
0.75% 10/20/26 (Reg. S) (d)	EUR	185,000	189,625
0.75% 2/20/28 (Reg. S) (d)	EUR	355,000	356,067
0.75% 3/20/51 (Reg. S) (d)	EUR	1,200,000	766,239
0.9% 2/20/32 (Reg. S) (d)	EUR	394,000	369,778
1.2% 10/20/25 (Reg. S) (d)	EUR	77,000	80,697
1.5% 2/20/47 (Reg. S) (d)	EUR	403,000	326,822
2% 7/15/26(Reg. S) (d)	EUR	1,070,000	1,132,633
2.4% 5/23/34(Reg. S) (d)	EUR	40,000	41,575
2.9% 2/20/33(Reg. S) (d)	EUR	140,000	152,217
2.9% 2/20/34(Reg. S) (d)	EUR	200,000	217,207
3.15% 6/20/44(Reg. S) (d)	EUR	10,000	11,000
4.15% 3/15/37 (d)	EUR	20,000	24,373
TOTAL AUSTRIA			7,216,209
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (d)	EUR	1,690,000	1,660,494
0% 10/22/31 (d)	EUR	622,000	548,532
0.1% 6/22/30 (Reg. S) (d)	EUR	675,000	623,119
0.35% 6/22/32 (d)	EUR	549,000	488,793
0.4% 6/22/40 (d)	EUR	1,212,000	853,579
0.65% 6/22/71 (Reg. S) (d)	EUR	230,000	106,773
0.8% 6/22/25 (Reg. S) (d)	EUR	105,000	109,949
0.8% 6/22/27 (d)	EUR	39,000	39,640
0.9% 6/22/29 (d)	EUR	1,373,000	1,359,104
1% 6/22/26 (Reg. S) (d)	EUR	161,000	166,879
1.25% 4/22/33 (Reg. S) (d)	EUR	1,521,000	1,447,166
1.4% 6/22/53 (Reg. S) (d)	EUR	932,000	650,897
1.45% 6/22/37 (Reg. S) (d)	EUR	84,000	75,228
1.6% 6/22/47 (d)	EUR	38,000	29,992
1.7% 6/22/50 (d)	EUR	23,000	17,948
1.9% 6/22/38(Reg. S) (d)	EUR	101,000	94,293
2.25% 6/22/57 (Reg. S) (d)	EUR	124,000	105,303
2.85% 10/22/34(Reg. S) (d)	EUR	160,000	172,178
3.3% 6/22/54 (Reg. S) (d)	EUR	360,000	384,992
3.75% 6/22/45(Reg. S)	EUR	20,000	23,212
4% 3/28/32	EUR	30,000	35,272
4.25% 3/28/41 (d)	EUR	545,000	670,760
5.5% 3/28/28	EUR	40,000	47,770
Flemish Community 3.25% 4/5/33 (Reg. S)	EUR	300,000	327,253
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	74,518
TOTAL BELGIUM			10,113,644
Bulgaria - 0.0%
Bulgarian Republic 4.625% 9/23/34(Reg. S)	EUR	190,000	220,419
Canada - 3.6%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	104,627
0.625% 4/18/25 (Reg. S)	EUR	330,000	345,593
2.05% 6/1/30	CAD	260,000	172,503
3.05% 12/1/48	CAD	724,000	423,283
3.1% 6/1/50	CAD	231,000	135,858
British Columbia Province:
2.3% 6/18/26	CAD	210,000	148,987
2.75% 6/18/52	CAD	140,000	77,355
2.95% 6/18/50	CAD	924,000	532,162
Canada Housing Trust No. 1:
1.75% 6/15/30 (d)	CAD	730,000	479,998
2.1% 9/15/29 (d)	CAD	70,000	47,525
3.6% 12/15/27 (d)	CAD	1,910,000	1,399,628
4.25% 3/15/34 (d)	CAD	780,000	595,421
Canadian Government:
0.25% 3/1/26	CAD	548,000	376,445
0.5% 12/1/30	CAD	491,000	299,802
1% 9/1/26	CAD	390,000	268,844
1% 6/1/27	CAD	58,000	39,487
1.25% 3/1/27	CAD	100,000	68,724
1.25% 6/1/30	CAD	16,000	10,387
1.5% 9/1/24	CAD	18,000	13,108
1.75% 12/1/53	CAD	1,050,000	542,236
2% 6/1/28	CAD	50,000	34,759
2% 6/1/32	CAD	2,410,000	1,594,669
2% 12/1/51	CAD	410,000	228,341
2.5% 12/1/32	CAD	2,160,000	1,479,404
2.75% 6/1/33	CAD	430,000	299,650
2.75% 12/1/48	CAD	310,000	204,684
2.75% 12/1/64	CAD	490,000	317,466
3.25% 9/1/28	CAD	510,000	371,810
3.25% 12/1/33	CAD	1,640,000	1,189,224
3.5% 3/1/28	CAD	855,000	628,953
City of Montreal 2.3% 9/1/29	CAD	140,000	94,761
City of Ottawa 4.6% 7/14/42	CAD	70,000	51,693
City of Toronto 2.8% 11/22/49	CAD	180,000	96,882
Manitoba Province:
3.2% 3/5/50	CAD	256,000	151,634
3.4% 9/5/48	CAD	310,000	190,488
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	130,680
3.55% 6/3/43	CAD	100,000	64,626
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	84,947
3.3% 10/17/46	CAD	50,000	29,413
3.7% 10/17/48	CAD	70,000	43,811
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	46,976
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	638,000	717,838
0.375% 4/8/27 (Reg. S)	EUR	283,000	282,158
1.05% 9/8/27	CAD	2,770,000	1,858,827
1.75% 9/8/25	CAD	401,000	285,278
1.9% 12/2/51	CAD	210,000	95,305
2.05% 6/2/30	CAD	59,000	39,190
2.15% 6/2/31	CAD	170,000	111,532
2.3% 9/8/24	CAD	53,000	38,719
2.4% 6/2/26	CAD	49,000	34,853
2.6% 6/2/25	CAD	3,000,000	2,166,520
2.65% 12/2/50	CAD	49,000	26,607
2.7% 6/2/29	CAD	1,703,000	1,190,019
2.8% 6/2/48	CAD	1,868,000	1,057,419
2.9% 6/2/49	CAD	885,000	507,211
3.65% 6/2/33	CAD	1,050,000	748,600
3.75% 12/2/53	CAD	160,000	107,822
4.7% 6/2/37	CAD	190,000	145,715
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	1,050,000	936,739
0.5% 1/25/32 (Reg. S)	EUR	330,000	295,607
0.75% 12/13/24 (Reg. S)	GBP	192,000	235,011
1.5% 9/1/31	CAD	1,966,000	1,222,562
1.9% 9/1/30	CAD	131,000	85,701
2.25% 9/15/26 (Reg. S)	GBP	112,000	133,633
2.3% 9/1/29	CAD	1,179,000	804,519
2.5% 9/1/26	CAD	423,000	300,964
2.85% 12/1/53	CAD	110,000	61,642
3.1% 12/1/51	CAD	230,000	136,226
3.5% 12/1/45	CAD	130,000	83,747
3.6% 9/1/33	CAD	300,000	211,983
3.65% 5/20/32	CAD	410,000	295,086
5% 12/1/38	CAD	90,000	70,981
5% 12/1/41	CAD	420,000	332,729
Saskatchewan Province 3.1% 6/2/50	CAD	293,000	173,970
TOTAL CANADA			28,211,557
Chile - 0.1%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	85,170
1.875% 5/27/30	EUR	100,000	97,696
2.3% 10/1/28(Reg. S) (d)	CLP	245,000,000	216,691
5.1% 7/15/50	CLP	120,000,000	114,479
6% 1/1/43	CLP	200,000,000	211,934
7% 5/1/34(Reg. S) (d)	CLP	105,000,000	116,714
TOTAL CHILE			842,684
China - 16.0%
Agricultural Development Bank of China 3.3% 11/5/31	CNY	42,520,000	6,203,896
China Development Bank:
2.83% 9/10/26	CNY	59,070,000	8,301,853
3% 1/17/32	CNY	10,000,000	1,431,646
3.02% 3/6/33	CNY	16,400,000	2,360,103
3.34% 7/14/25	CNY	19,020,000	2,674,855
3.41% 6/7/31	CNY	2,540,000	372,604
3.48% 1/8/29	CNY	62,240,000	9,039,415
3.5% 11/4/46	CNY	820,000	129,590
3.68% 2/26/26	CNY	27,100,000	3,860,036
3.7% 10/20/30	CNY	17,030,000	2,530,710
3.8% 1/25/36	CNY	550,000	85,725
3.9% 8/3/40	CNY	12,690,000	2,042,828
Peoples Republic of China:
0.5% 11/12/31 (Reg. S)	EUR	110,000	98,425
2% 6/15/25	CNY	37,770,000	5,231,987
2.18% 8/25/25	CNY	20,460,000	2,839,532
2.35% 2/25/34	CNY	9,440,000	1,312,664
2.37% 1/20/27	CNY	5,670,000	790,012
2.37% 1/15/29	CNY	7,130,000	993,861
2.39% 11/15/26	CNY	14,910,000	2,080,900
2.4% 7/15/28	CNY	50,010,000	6,968,768
2.44% 10/15/27	CNY	4,120,000	574,834
2.48% 4/15/27	CNY	6,860,000	959,700
2.5% 7/25/27	CNY	21,290,000	2,976,499
2.52% 8/25/33	CNY	35,920,000	5,020,181
2.55% 10/15/28	CNY	36,740,000	5,155,138
2.6% 9/15/30	CNY	1,630,000	228,738
2.6% 9/1/32	CNY	15,220,000	2,136,084
2.62% 9/25/29	CNY	13,690,000	1,923,698
2.64% 1/15/28	CNY	20,000,000	2,809,264
2.67% 11/25/33	CNY	25,000,000	3,555,053
2.68% 5/21/30	CNY	1,760,000	248,045
2.7% 11/3/26	CNY	20,270,000	2,851,989
2.75% 6/15/29	CNY	11,830,000	1,673,821
2.75% 2/17/32	CNY	9,650,000	1,368,078
2.76% 5/15/32	CNY	20,700,000	2,938,021
2.79% 12/15/29	CNY	8,320,000	1,180,155
2.8% 3/24/29	CNY	7,560,000	1,072,626
2.8% 11/15/32	CNY	12,110,000	1,727,021
2.88% 2/25/33	CNY	5,620,000	807,243
3.02% 10/22/25	CNY	41,220,000	5,803,418
3.02% 5/27/31	CNY	2,210,000	318,776
3.12% 10/25/52	CNY	9,420,000	1,431,668
3.19% 4/15/53	CNY	2,170,000	341,972
3.25% 6/6/26	CNY	18,000,000	2,561,350
3.27% 11/19/30	CNY	40,000	5,866
3.27% 3/25/73	CNY	4,040,000	649,996
3.32% 4/15/52	CNY	19,390,000	3,038,212
3.53% 10/18/51	CNY	2,230,000	361,054
3.73% 5/25/70	CNY	1,050,000	184,873
3.81% 9/14/50	CNY	41,140,000	6,949,193
3.82% 11/19/68	CNY	4,580,000	822,472
3.86% 7/22/49	CNY	17,330,000	2,921,100
4.12% 8/2/42	CNY	3,320,000	571,258
TOTAL CHINA			124,516,806
Colombia - 0.2%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	461,160
7% 3/26/31	COP	3,780,000,000	840,421
7% 6/30/32	COP	873,300,000	188,586
7.25% 10/18/34	COP	1,541,500,000	323,908
TOTAL COLOMBIA			1,814,075
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	147,939
1.75% 3/4/41(Reg. S)	EUR	100,000	81,824
2.7% 6/15/28	EUR	200,000	213,410
TOTAL CROATIA			443,173
Cyprus - 0.0%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	59,000	48,611
2.375% 9/25/28 (Reg. S)	EUR	84,000	88,231
2.75% 6/27/24 (Reg. S)	EUR	32,000	34,437
TOTAL CYPRUS			171,279
Czech Republic - 0.2%
Czech Republic:
0.25% 2/10/27	CZK	10,030,000	387,755
1.2% 3/13/31	CZK	5,250,000	188,150
1.25% 2/14/25	CZK	170,000	7,047
1.5% 4/24/40	CZK	10,600,000	315,527
1.75% 6/23/32	CZK	7,650,000	277,004
2% 10/13/33	CZK	2,230,000	80,268
4.85% 11/26/57 (Reg. S)	CZK	1,830,000	86,998
5.5% 12/12/28	CZK	7,560,000	346,065
TOTAL CZECH REPUBLIC			1,688,814
Denmark - 0.3%
Danish Kingdom:
0% 11/15/31	DKK	610,000	74,560
0.25% 11/15/52 (Reg. S)	DKK	1,761,000	140,903
0.5% 11/15/27	DKK	3,050,000	412,063
0.5% 11/15/29(Reg. S)	DKK	7,384,000	969,147
4.5% 11/15/39	DKK	3,960,000	719,653
TOTAL DENMARK			2,316,326
Finland - 0.4%
Finnish Government:
0% 9/15/24 (d)	EUR	84,000	89,113
0% 9/15/30 (Reg. S) (d)	EUR	260,000	236,715
0.125% 4/15/36 (Reg. S) (d)	EUR	452,000	351,071
0.125% 4/15/52 (Reg. S) (d)	EUR	294,000	151,454
0.25% 9/15/40 (Reg. S) (d)	EUR	433,000	302,700
0.5% 4/15/26 (Reg. S) (d)	EUR	44,000	45,207
0.5% 9/15/28 (Reg. S) (d)	EUR	400,000	392,524
0.5% 4/15/43(Reg. S) (d)	EUR	63,000	43,618
1.125% 4/15/34 (Reg. S) (d)	EUR	166,000	153,085
1.5% 9/15/32(Reg. S) (d)	EUR	270,000	264,327
2.625% 7/4/42 (d)	EUR	20,000	20,486
2.875% 4/15/29(Reg. S) (d)	EUR	290,000	315,972
4% 7/4/25 (d)	EUR	710,000	773,486
TOTAL FINLAND			3,139,758
France - 5.7%
Caisse d'Amort de la Dette Sociale 0.125% 12/15/25 (Reg. S)	GBP	400,000	467,248
French Government:
0% 3/25/25(Reg. S) (d)	EUR	14,000	14,612
0% 2/25/26 (Reg. S) (d)	EUR	5,043,000	5,148,946
0% 2/25/27 (Reg. S) (d)	EUR	315,000	314,105
0% 11/25/29 (Reg. S) (d)	EUR	3,307,000	3,082,783
0% 11/25/30 (Reg. S) (d)	EUR	1,209,000	1,096,933
0% 11/25/31 (Reg. S) (d)	EUR	747,000	658,743
0% 5/25/32 (Reg. S) (d)	EUR	883,000	766,910
0.25% 11/25/26(Reg. S) (d)	EUR	1,615,000	1,631,275
0.5% 5/25/26 (d)	EUR	33,000	33,870
0.5% 5/25/29 (Reg. S) (d)	EUR	1,326,000	1,285,709
0.5% 5/25/40 (Reg. S) (d)	EUR	3,197,000	2,323,799
0.5% 6/25/44(Reg. S) (d)	EUR	690,000	452,971
0.5% 5/25/72 (d)	EUR	50,000	21,309
0.75% 2/25/28(Reg. S) (d)	EUR	3,330,000	3,340,034
0.75% 5/25/28 (Reg. S) (d)	EUR	473,000	472,667
0.75% 5/25/52 (Reg. S) (d)	EUR	2,316,000	1,372,680
0.75% 5/25/53 (Reg. S) (d)	EUR	2,348,000	1,360,529
1% 11/25/25(Reg. S) (d)	EUR	36,000	37,577
1% 5/25/27 (d)	EUR	3,126,000	3,199,510
1.25% 5/25/34(Reg. S) (d)	EUR	137,000	127,491
1.25% 5/25/36(Reg. S) (d)	EUR	2,368,000	2,118,241
1.5% 5/25/31(Reg. S) (d)	EUR	1,913,000	1,911,355
1.5% 5/25/50 (Reg. S) (d)	EUR	354,000	266,949
1.75% 6/25/39 (Reg. S) (d)	EUR	655,000	597,467
1.75% 5/25/66 (d)	EUR	33,000	24,313
2% 11/25/32(Reg. S) (d)	EUR	2,970,000	3,024,846
2% 5/25/48 (d)	EUR	124,000	106,845
2.5% 9/24/26(Reg. S) (d)	EUR	420,000	449,485
2.5% 5/25/30 (d)	EUR	840,000	899,595
2.5% 5/25/43(Reg. S) (d)	EUR	1,630,000	1,586,566
2.75% 2/25/29(Reg. S) (d)	EUR	1,570,000	1,701,078
3% 5/25/33 (Reg. S) (d)	EUR	870,000	956,151
3% 5/25/54(Reg. S) (d)	EUR	610,000	622,879
3.5% 11/25/33(Reg. S) (d)	EUR	1,700,000	1,940,343
4% 4/25/60 (d)	EUR	230,000	286,701
4.75% 4/25/35 (d)	EUR	100,000	126,886
La Banque Postale 0.75% 8/2/32 (Reg. S) (b)	EUR	100,000	96,297
TOTAL FRANCE			43,925,698
Germany - 6.1%
Bundeslaender Bundesrepublik 0.01% 2/4/31 (Reg. S)	EUR	50,000	44,980
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	130,657
Free State of Saxony 0.01% 12/17/35 (Reg. S)	EUR	490,000	382,944
German Federal Republic:
0% 4/11/25 (Reg. S)	EUR	5,000	5,217
0% 4/10/26 (Reg. S)	EUR	260,000	265,489
0% 8/15/26(Reg. S)	EUR	57,000	57,808
0% 10/9/26 (Reg. S)	EUR	2,560,000	2,587,876
0% 4/16/27 (Reg. S)	EUR	4,600,000	4,603,459
0% 8/15/29(Reg. S)	EUR	765,000	732,147
0% 2/15/30 (Reg. S)	EUR	451,000	427,147
0% 8/15/30 (Reg. S)	EUR	4,361,000	4,089,167
0% 2/15/32 (Reg. S)	EUR	8,000	7,257
0% 8/15/50	EUR	1,130,000	649,866
0% 8/15/52 (Reg. S)	EUR	150,000	82,388
0.25% 2/15/29	EUR	6,000	5,874
0.5% 2/15/28	EUR	7,000	7,035
1.25% 8/15/48 (e)	EUR	1,523,000	1,284,369
1.8% 8/15/53(Reg. S)	EUR	1,740,000	1,624,318
2.1% 4/12/29(Reg. S)	EUR	760,000	811,440
2.1% 11/15/29(Reg. S)	EUR	2,540,000	2,712,843
2.2% 2/15/34(Reg. S)	EUR	2,330,000	2,493,033
2.3% 2/15/33(Reg. S)	EUR	2,350,000	2,544,247
2.4% 11/15/30(Reg. S)	EUR	4,450,000	4,838,781
2.5% 3/19/26(Reg. S)	EUR	2,110,000	2,261,236
2.5% 7/4/44	EUR	20,000	21,617
2.5% 8/15/54(Reg. S)	EUR	130,000	141,549
2.6% 8/15/33(Reg. S)	EUR	860,000	952,936
3.1% 12/12/25 (Reg. S)	EUR	2,130,000	2,302,799
3.25% 7/4/42 (f)	EUR	3,520,000	4,221,359
4% 1/4/37	EUR	40,000	50,634
4.75% 7/4/40	EUR	20,000	28,109
Land Berlin:
0.125% 11/24/45 (Reg. S)	EUR	270,000	157,891
2.75% 2/14/33	EUR	340,000	367,887
Land Brandenburg 0.05% 7/1/31 (Reg. S)	EUR	110,000	98,303
Land Hessen 0.01% 6/18/31 (Reg. S)	EUR	160,000	142,719
Land Niedersachsen:
0.01% 11/25/27 (Reg. S)	EUR	430,000	419,256
0.01% 1/10/31 (Reg. S)	EUR	130,000	117,108
1.125% 9/12/33 (Reg. S)	EUR	70,000	65,431
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,507,735
0.2% 4/9/30 (Reg. S)	EUR	725,000	675,189
0.2% 1/27/51 (Reg. S)	EUR	50,000	25,864
0.5% 11/25/39 (Reg. S)	EUR	72,000	53,682
0.625% 7/21/31 (Reg. S)	EUR	24,000	22,356
0.8% 7/30/49 (Reg. S)	EUR	104,000	67,704
1.25% 5/12/36 (Reg. S)	EUR	226,000	203,980
1.375% 1/15/20 (Reg. S)	EUR	70,000	40,236
1.55% 6/16/48 (Reg. S)	EUR	178,000	143,198
1.65% 2/22/38 (Reg. S)	EUR	607,000	559,752
1.95% 9/26/78 (Reg. S)	EUR	270,000	211,272
Land Rheinland Pfalz 0.01% 1/21/31 (Reg. S)	EUR	50,000	45,069
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	39,068
0.875% 12/15/26 (Reg. S)	GBP	19,000	21,884
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,818,620
2.6% 3/23/27 (Reg. S)	AUD	60,000	37,426
4% 1/19/28	AUD	350,000	226,455
TOTAL GERMANY			47,436,666
Greece - 0.2%
Greek Government:
1.875% 1/24/52(Reg. S) (d)	EUR	200,000	147,519
3.9% 1/30/33(Reg. S)	EUR	1,280,000	1,447,827
TOTAL GREECE			1,595,346
Hong Kong - 0.0%
Hong Kong Government SAR 1.59% 3/4/36	HKD	1,050,000	105,377
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	76,149
1.5% 4/22/26	HUF	43,280,000	107,176
1.625% 4/28/32 (Reg. S)	EUR	246,000	217,377
2.5% 10/24/24	HUF	3,780,000	10,102
2.75% 12/22/26	HUF	30,520,000	75,587
3% 8/21/30	HUF	64,320,000	143,207
3% 4/25/41	HUF	227,580,000	394,783
4.5% 3/23/28	HUF	112,000,000	283,631
TOTAL HUNGARY			1,308,012
Indonesia - 0.9%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	101,985
2.15% 7/18/24 (Reg. S)	EUR	129,000	137,983
5.125% 4/15/27	IDR	9,200,000,000	558,963
5.5% 4/15/26	IDR	1,000,000	62
6.375% 8/15/28	IDR	6,111,000,000	382,925
6.375% 4/15/42	IDR	900,000,000	54,636
6.5% 6/15/25	IDR	717,000,000	45,212
6.5% 2/15/31	IDR	4,193,000,000	262,476
6.625% 2/15/34	IDR	11,657,000,000	728,637
6.875% 8/15/51	IDR	528,000,000	32,915
7% 9/15/30	IDR	15,924,000,000	1,024,682
7% 2/15/33	IDR	24,508,000,000	1,579,999
7.125% 6/15/42	IDR	2,600,000,000	167,003
7.375% 5/15/48	IDR	8,728,000,000	577,586
7.5% 6/15/35	IDR	1,449,000,000	96,691
7.5% 5/15/38	IDR	1,631,000,000	108,304
7.5% 4/15/40	IDR	9,622,000,000	639,646
8.375% 4/15/39	IDR	1,794,000,000	128,426
TOTAL INDONESIA			6,628,131
Ireland - 0.4%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	225,089
0.2% 10/18/30 (Reg. S)	EUR	86,000	79,643
0.35% 10/18/32 (Reg. S)	EUR	290,000	258,935
0.4% 5/15/35 (Reg. S)	EUR	355,000	297,240
0.55% 4/22/41 (Reg. S)	EUR	130,000	95,463
0.9% 5/15/28 (Reg. S)	EUR	132,000	133,254
1% 5/15/26(Reg. S)	EUR	188,000	195,219
1.1% 5/15/29 (Reg. S)	EUR	689,000	691,518
1.3% 5/15/33	EUR	570,000	547,679
1.5% 5/15/50 (Reg. S)	EUR	310,000	243,542
1.7% 5/15/37	EUR	380,000	358,307
TOTAL IRELAND			3,125,889
Israel - 0.2%
Israeli State:
1% 3/31/30	ILS	1,812,000	411,351
1.3% 4/30/32	ILS	840,000	182,384
1.5% 1/16/29 (Reg. S)	EUR	335,000	321,659
1.5% 5/31/37	ILS	738,000	140,072
1.75% 8/31/25	ILS	1,890,000	498,086
2.8% 11/29/52	ILS	930,000	172,612
3.75% 3/31/47	ILS	476,000	110,376
TOTAL ISRAEL			1,836,540
Italy - 5.6%
Italian Republic:
0.35% 2/1/25	EUR	191,000	200,695
0.45% 2/15/29(Reg. S)	EUR	190,000	180,117
0.85% 1/15/27 (Reg. S)	EUR	81,000	82,140
0.9% 4/1/31	EUR	82,000	75,083
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,954,698
0.95% 8/1/30 (Reg. S)	EUR	142,000	132,754
0.95% 6/1/32 (Reg. S)	EUR	701,000	623,812
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	2,058,451
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,886,355
1.45% 11/15/24 (Reg. S)	EUR	245,000	260,842
1.45% 5/15/25	EUR	80,000	84,476
1.45% 3/1/36 (Reg. S) (d)	EUR	1,347,000	1,133,493
1.6% 6/1/26	EUR	179,000	186,828
1.65% 3/1/32 (d)	EUR	575,000	545,179
1.7% 9/1/51 (Reg. S) (d)	EUR	536,000	360,599
1.8% 3/1/41 (Reg. S) (d)	EUR	2,851,000	2,253,916
2.05% 8/1/27	EUR	213,000	222,212
2.1% 7/15/26	EUR	1,186,000	1,249,698
2.15% 9/1/52 (Reg. S) (d)	EUR	962,000	706,691
2.15% 3/1/72 (Reg. S) (d)	EUR	79,000	53,510
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,692,070
2.25% 9/1/36 (Reg. S) (d)	EUR	639,000	585,343
2.45% 9/1/33 (d)	EUR	897,000	883,786
2.45% 9/1/50 (Reg. S) (d)	EUR	77,000	61,629
2.5% 11/15/25	EUR	2,093,000	2,231,162
2.5% 12/1/32(Reg. S)	EUR	260,000	260,138
2.65% 12/1/27(Reg. S)	EUR	640,000	679,624
2.7% 3/1/47 (d)	EUR	116,000	100,291
2.8% 6/15/29(Reg. S)	EUR	1,740,000	1,841,266
2.8% 3/1/67 (d)	EUR	120,000	97,853
2.95% 9/1/38 (d)	EUR	433,000	418,541
3% 8/1/29	EUR	2,038,000	2,178,059
3.1% 3/1/40 (Reg. S) (d)	EUR	1,208,000	1,170,423
3.35% 3/1/35 (d)	EUR	1,808,000	1,888,689
3.45% 3/1/48 (d)	EUR	1,000	978
3.6% 9/29/25(Reg. S)	EUR	3,700,000	4,003,521
3.7% 6/15/30(Reg. S)	EUR	1,220,000	1,344,479
3.75% 9/1/24	EUR	80,000	86,295
3.8% 4/15/26(Reg. S)	EUR	630,000	687,301
3.85% 12/15/29(Reg. S)	EUR	1,770,000	1,968,971
3.85% 9/1/49 (d)	EUR	679,000	704,651
4% 11/15/30(Reg. S)	EUR	2,510,000	2,811,854
4.1% 2/1/29}(Reg. S)	EUR	130,000	145,929
4.2% 3/1/34(Reg. S)	EUR	590,000	666,438
4.4% 5/1/33(Reg. S)	EUR	760,000	874,664
4.45% 9/1/43(Reg. S) (d)	EUR	900,000	1,016,800
4.5% 3/1/26 (d)	EUR	50,000	55,194
4.5% 10/1/53(Reg. S) (d)	EUR	390,000	443,380
5% 3/1/25 (d)	EUR	80,000	87,386
5% 8/1/34 (d)	EUR	20,000	24,063
5% 8/1/39 (d)	EUR	20,000	24,116
6.5% 11/1/27	EUR	50,000	60,113
TOTAL ITALY			43,346,556
Japan - 9.9%
Development Bank of Japan 3.125% 4/13/28 (Reg. S)	EUR	140,000	151,548
Japan Government:
0.005% 1/1/25	JPY	34,300,000	226,519
0.005% 3/20/27	JPY	121,200,000	795,862
0.005% 6/20/27	JPY	230,000,000	1,509,054
0.1% 12/20/24	JPY	4,300,000	28,418
0.1% 3/20/25	JPY	50,000	330
0.1% 9/20/25	JPY	15,500,000	102,395
0.1% 3/20/26	JPY	19,900,000	131,243
0.1% 9/20/26	JPY	63,300,000	417,175
0.1% 12/20/26	JPY	70,150,000	462,226
0.1% 3/20/27	JPY	295,100,000	1,943,180
0.1% 6/20/27	JPY	32,450,000	213,570
0.1% 9/20/27	JPY	13,700,000	90,096
0.1% 9/20/27	JPY	177,000,000	1,164,016
0.1% 12/20/27	JPY	75,800,000	497,898
0.1% 3/20/28	JPY	53,650,000	351,932
0.1% 6/20/28	JPY	30,400,000	199,235
0.1% 9/20/28	JPY	231,650,000	1,515,396
0.1% 12/20/28	JPY	69,800,000	455,761
0.1% 3/20/29	JPY	23,050,000	150,288
0.1% 6/20/29	JPY	119,650,000	779,219
0.1% 12/20/29	JPY	617,250,000	4,012,614
0.1% 3/20/30	JPY	15,400,000	99,972
0.1% 6/20/30	JPY	393,950,000	2,553,544
0.1% 9/20/30	JPY	362,600,000	2,345,882
0.1% 12/20/30	JPY	83,550,000	539,405
0.1% 3/20/31	JPY	270,050,000	1,739,680
0.2% 12/20/27	JPY	169,000,000	1,114,174
0.2% 6/20/28	JPY	54,650,000	359,698
0.2% 12/20/28	JPY	46,550,000	305,373
0.2% 3/20/32	JPY	28,000,000	180,019
0.2% 6/20/32	JPY	84,300,000	540,432
0.2% 9/20/32	JPY	53,150,000	339,829
0.2% 6/20/36	JPY	308,050,000	1,869,382
0.3% 12/20/25	JPY	821,250,000	5,438,706
0.3% 6/20/39	JPY	158,200,000	920,869
0.3% 9/20/39	JPY	56,150,000	325,342
0.3% 12/20/39	JPY	900,000	5,187
0.3% 6/20/46	JPY	137,800,000	698,394
0.4% 6/20/25	JPY	12,550,000	83,236
0.4% 9/20/25	JPY	44,650,000	296,257
0.4% 3/20/36	JPY	192,500,000	1,201,961
0.4% 3/20/40	JPY	51,800,000	301,961
0.4% 6/20/40	JPY	10,450,000	60,664
0.4% 9/20/40	JPY	73,150,000	422,582
0.4% 9/20/49	JPY	5,450,000	26,735
0.4% 3/20/50	JPY	35,400,000	172,120
0.4% 3/20/56	JPY	505,000,000	2,232,235
0.5% 3/20/33	JPY	20,850,000	136,174
0.5% 9/20/36	JPY	93,750,000	588,387
0.5% 12/20/38	JPY	15,550,000	94,202
0.5% 3/20/49	JPY	10,450,000	53,201
0.6% 12/20/33	JPY	301,400,000	1,971,345
0.6% 6/20/37	JPY	204,850,000	1,288,263
0.6% 12/20/37	JPY	6,700,000	41,823
0.6% 6/20/50	JPY	27,350,000	139,919
0.7% 3/20/37	JPY	22,050,000	140,925
0.7% 9/20/38	JPY	1,033,250,000	6,472,044
0.7% 6/20/48	JPY	13,100,000	71,038
0.7% 12/20/48	JPY	10,800,000	58,140
0.8% 9/20/33	JPY	83,150,000	555,470
0.8% 3/20/42	JPY	149,000,000	898,902
0.8% 9/20/47	JPY	10,200,000	57,162
0.9% 6/20/42	JPY	345,000,000	2,110,658
0.9% 9/20/48	JPY	249,150,000	1,413,265
0.9% 3/20/57	JPY	212,650,000	1,101,866
1% 12/20/35	JPY	647,550,000	4,342,452
1% 3/20/52	JPY	170,000,000	946,870
1.1% 9/20/42	JPY	219,650,000	1,386,967
1.1% 3/20/43	JPY	45,600,000	286,155
1.1% 6/20/43	JPY	110,150,000	688,878
1.2% 3/20/35	JPY	19,650,000	135,167
1.2% 6/20/53	JPY	98,900,000	575,982
1.3% 12/20/43	JPY	381,150,000	2,455,897
1.3% 6/20/52	JPY	232,000,000	1,391,341
1.3% 3/20/63	JPY	16,550,000	92,101
1.4% 12/20/42	JPY	193,650,000	1,281,764
1.4% 12/20/45	JPY	307,650,000	1,986,739
1.4% 9/20/52	JPY	52,050,000	319,411
1.4% 3/20/53	JPY	110,700,000	677,948
1.4% 3/20/55	JPY	5,500,000	33,326
1.5% 9/20/43	JPY	51,950,000	347,116
1.6% 6/20/30	JPY	4,600,000	32,600
1.6% 3/20/33	JPY	4,300,000	30,815
1.6% 12/20/52	JPY	170,150,000	1,094,128
1.6% 12/20/53	JPY	154,600,000	986,936
1.8% 9/20/53	JPY	32,000,000	214,583
1.9% 3/20/53	JPY	42,450,000	291,547
2% 3/20/42	JPY	110,000,000	802,045
2.3% 5/20/32	JPY	1,000,000	7,519
TOTAL JAPAN			76,972,685
Korea (South) - 2.1%
Korean Republic:
1.125% 9/10/25	KRW	359,480,000	257,952
1.125% 9/10/39	KRW	321,370,000	173,751
1.25% 3/10/26	KRW	2,172,900,000	1,546,333
1.375% 12/10/29	KRW	41,420,000	27,568
1.375% 6/10/30	KRW	902,510,000	595,122
1.5% 12/10/26	KRW	32,000,000	22,603
1.5% 12/10/30	KRW	1,148,560,000	756,689
1.5% 9/10/40	KRW	2,069,710,000	1,171,198
1.875% 3/10/51	KRW	2,378,220,000	1,313,843
2% 6/10/31	KRW	1,103,570,000	746,728
2% 3/10/49	KRW	381,850,000	219,582
2.125% 6/10/27	KRW	1,520,000,000	1,085,716
2.125% 3/10/47	KRW	29,200,000	17,424
2.25% 6/10/25	KRW	150,000,000	109,668
2.375% 12/10/27	KRW	50,660,000	36,303
2.375% 12/10/28	KRW	514,930,000	365,660
2.375% 12/10/31	KRW	600,000,000	414,696
2.375% 9/10/38	KRW	415,730,000	272,604
2.5% 3/10/52	KRW	1,040,000,000	658,682
2.625% 6/10/28	KRW	940,310,000	677,550
2.625% 3/10/48	KRW	622,670,000	407,445
3.25% 3/10/28	KRW	1,690,020,000	1,248,588
3.25% 6/10/33	KRW	800,600,000	586,666
3.25% 9/10/42	KRW	1,205,650,000	877,220
3.25% 3/10/53	KRW	1,849,990,000	1,360,570
3.375% 6/10/32	KRW	838,210,000	620,887
3.625% 9/10/53	KRW	490,000,000	386,234
3.875% 9/10/43	KRW	52,860,000	41,910
TOTAL KOREA (SOUTH)			15,999,192
Latvia - 0.1%
Latvian Republic:
1.125% 5/30/28 (Reg. S)	EUR	330,000	327,849
1.375% 9/23/25 (Reg. S)	EUR	100,000	104,851
TOTAL LATVIA			432,700
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	29,819
2.1% 5/26/47 (Reg. S)	EUR	110,000	91,898
2.125% 10/22/35 (Reg. S)	EUR	57,000	53,654
3.875% 6/14/33(Reg. S)	EUR	90,000	100,100
TOTAL LITHUANIA			275,471
Luxembourg - 0.1%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	36,408
0% 11/13/26 (Reg. S)	EUR	230,000	230,501
0% 9/14/32 (Reg. S)	EUR	210,000	180,932
TOTAL LUXEMBOURG			447,841
Malaysia - 0.7%
Malaysian Government:
3.519% 4/20/28	MYR	4,960,000	1,045,006
3.582% 7/15/32	MYR	2,240,000	464,565
3.757% 5/22/40	MYR	2,310,000	473,030
3.828% 7/5/34	MYR	420,000	88,428
3.899% 11/16/27	MYR	3,032,000	648,264
3.9% 11/30/26	MYR	2,999,000	641,715
3.906% 7/15/26	MYR	171,000	36,500
4.065% 6/15/50	MYR	2,823,000	583,245
4.119% 11/30/34	MYR	831,000	179,059
4.128% 8/15/25	MYR	405,000	86,498
4.504% 4/30/29	MYR	560,000	123,063
4.642% 11/7/33	MYR	2,170,000	486,881
4.696% 10/15/42	MYR	1,600,000	365,231
4.724% 6/15/33	MYR	2,083,000	468,576
4.736% 3/15/46	MYR	90,000	20,508
4.921% 7/6/48	MYR	50,000	11,744
4.935% 9/30/43	MYR	150,000	34,996
TOTAL MALAYSIA			5,757,309
Mexico - 0.8%
United Mexican States:
1.125% 1/17/30	EUR	100,000	92,680
2.125% 10/25/51	EUR	100,000	64,428
2.25% 8/12/36	EUR	130,000	110,973
2.875% 4/8/39	EUR	185,000	160,980
5.5% 3/4/27	MXN	19,600,000	1,060,533
5.75% 3/5/26	MXN	26,769,000	1,489,697
7.5% 6/3/27	MXN	2,000,000	113,857
7.5% 5/26/33	MXN	10,860,000	582,723
7.75% 11/23/34	MXN	4,000,000	215,533
7.75% 11/13/42	MXN	14,660,000	750,108
8% 11/7/47	MXN	13,363,000	693,038
8.5% 5/31/29	MXN	10,000,000	583,100
TOTAL MEXICO			5,917,650
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	2,163,824
Netherlands - 1.2%
Dutch Government:
0% 1/15/27 (Reg. S) (d)	EUR	1,052,000	1,055,592
0% 7/15/30 (Reg. S) (d)	EUR	408,000	377,182
0% 1/15/52 (Reg. S) (d)	EUR	575,000	306,100
0.25% 7/15/25 (d)	EUR	91,000	94,650
0.25% 7/15/29(Reg. S) (d)	EUR	1,336,000	1,283,675
0.5% 7/15/26(Reg. S) (d)	EUR	714,000	732,443
0.5% 7/15/32 (Reg. S) (d)	EUR	1,061,000	973,155
0.5% 1/15/40 (Reg. S) (d)	EUR	1,722,000	1,341,581
0.75% 7/15/27 (Reg. S) (d)	EUR	866,000	881,353
0.75% 7/15/28 (d)	EUR	740,000	741,915
2% 1/15/54(Reg. S) (d)	EUR	250,000	233,895
2.5% 1/15/33 (d)	EUR	80,000	86,125
2.5% 7/15/33(Reg. S) (d)	EUR	540,000	579,862
3.75% 1/15/42 (d)	EUR	320,000	396,317
4% 1/15/37 (d)	EUR	30,000	37,024
TOTAL NETHERLANDS			9,120,869
New Zealand - 0.3%
New Zealand Government:
0.5% 5/15/26	NZD	1,590,000	872,097
1.5% 5/15/31	NZD	2,032,000	997,049
1.75% 5/15/41	NZD	582,000	222,302
2.75% 4/15/25	NZD	485,000	282,722
2.75% 4/15/37 (Reg. S)	NZD	410,000	197,561
New Zealand Local Government Funding Agency 5.1% 11/28/30	AUD	50,000	33,506
TOTAL NEW ZEALAND			2,605,237
Norway - 0.3%
Kingdom of Norway:
1.5% 2/19/26 (Reg. S) (d)	NOK	9,430,000	831,727
1.75% 3/13/25 (Reg. S) (d)	NOK	7,640,000	687,298
1.75% 2/17/27 (Reg. S) (d)	NOK	8,340,000	728,410
3% 8/15/33(Reg. S) (d)	NOK	2,060,000	180,932
TOTAL NORWAY			2,428,367
Peru - 0.2%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	127,408
5.94% 2/12/29	PEN	956,000	255,580
6.15% 8/12/32	PEN	2,364,000	596,192
6.7142% 2/12/55	PEN	500,000	124,049
TOTAL PERU			1,103,229
Poland - 0.5%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	42,882
0.75% 4/25/25	PLN	830,000	198,501
1% 3/7/29 (Reg. S)	EUR	309,000	304,912
1.25% 10/25/30	PLN	396,000	77,102
1.75% 4/25/32	PLN	3,150,000	603,250
2% 3/8/49 (Reg. S)	EUR	17,000	12,934
2.5% 7/25/27	PLN	3,047,000	701,063
2.75% 10/25/29	PLN	2,390,000	526,323
3.25% 7/25/25	PLN	3,810,000	930,938
3.875% 2/14/33 (Reg. S)	EUR	220,000	244,731
4% 4/25/47	PLN	96,000	19,203
5.75% 4/25/29	PLN	1,320,000	335,339
TOTAL POLAND			3,997,178
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (d)	EUR	258,000	242,579
0.7% 10/15/27 (Reg. S) (d)	EUR	350,000	354,459
0.9% 10/12/35 (Reg. S) (d)	EUR	734,000	627,712
1% 4/12/52 (Reg. S) (d)	EUR	220,000	134,009
1.65% 7/16/32 (Reg. S) (d)	EUR	3,000	2,965
1.95% 6/15/29 (Reg. S) (d)	EUR	458,000	478,634
2.875% 10/15/25 (Reg. S) (d)	EUR	22,000	23,664
2.875% 7/21/26(Reg. S) (d)	EUR	33,000	35,669
2.875% 10/20/34(Reg. S) (d)	EUR	390,000	415,627
3.875% 2/15/30(Reg. S) (d)	EUR	760,000	876,142
4.125% 4/14/27 (Reg. S) (d)	EUR	524,000	590,146
Portuguese Republic 2.25% 4/18/34 (d)	EUR	260,000	264,036
Republic of Portugal 2.125% 10/17/28 (d)	EUR	70,000	74,241
TOTAL PORTUGAL			4,119,883
Romania - 0.4%
Romanian Republic:
1.375% 12/2/29(Reg. S)	EUR	567,000	509,438
2.125% 3/7/28(Reg. S)	EUR	470,000	466,178
2.5% 10/25/27	RON	2,330,000	447,356
2.875% 5/26/28 (Reg. S)	EUR	32,000	32,570
2.875% 4/13/42(Reg. S)	EUR	60,000	44,300
3.375% 1/28/50 (Reg. S)	EUR	54,000	41,108
3.5% 11/25/25	RON	4,230,000	884,136
3.75% 2/7/34(Reg. S)	EUR	110,000	104,396
4.125% 3/11/39	EUR	145,000	133,325
4.85% 7/25/29	RON	1,570,000	317,977
7.2% 10/30/33	RON	1,360,000	309,011
TOTAL ROMANIA			3,289,795
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% (g)(h)(i)	RUB	4,237,000	0
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	134,747
Singapore - 0.4%
Republic of Singapore:
, yield at date of purchase 2.3106% to 2.7941% 10/1/51	SGD	330,000	193,161
1.625% 7/1/31	SGD	520,000	348,483
2.125% 6/1/26	SGD	271,000	195,516
2.25% 8/1/36	SGD	768,000	519,895
2.375% 7/1/39	SGD	325,000	220,025
2.625% 5/1/28	SGD	1,016,000	737,309
2.625% 8/1/32	SGD	310,000	221,672
2.75% 4/1/42	SGD	260,000	184,729
2.75% 3/1/46	SGD	20,000	14,131
3% 8/1/72(Reg. S)	SGD	80,000	58,966
TOTAL SINGAPORE			2,693,887
Slovakia - 0.2%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	282,587
0.25% 5/14/25 (Reg. S)	EUR	84,000	87,153
0.75% 4/9/30 (Reg. S)	EUR	400,000	374,792
1% 10/9/30 (Reg. S)	EUR	110,000	103,061
1% 10/13/51 (Reg. S)	EUR	160,000	92,267
1.625% 1/21/31 (Reg. S)	EUR	348,000	336,841
1.875% 3/9/37 (Reg. S)	EUR	185,000	162,270
TOTAL SLOVAKIA			1,438,971
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	255,286
1.1875% 3/14/29 (Reg. S)	EUR	110,000	109,995
1.25% 3/22/27 (Reg. S)	EUR	84,000	86,503
1.75% 11/3/40 (Reg. S)	EUR	89,000	77,984
2.125% 7/28/25 (Reg. S)	EUR	64,000	67,957
2.25% 3/3/32 (Reg. S)	EUR	230,000	236,380
3.625% 3/11/33(Reg. S)	EUR	110,000	124,400
TOTAL SLOVENIA			958,505
Spain - 3.7%
Basque Country 1.45% 4/30/28 (Reg. S)	EUR	260,000	263,738
Comunidad de Madrid 0.827% 7/30/27 (Reg. S)	EUR	50,000	50,139
Regional Government of Andalusia (Junta de Andalucia) 0.5% 4/30/31 (Reg. S)	EUR	180,000	160,695
Spanish Kingdom:
0% 5/31/24	EUR	4,000	4,287
0% 5/31/25	EUR	920,000	955,191
0% 1/31/26	EUR	3,427,000	3,498,434
0% 1/31/27	EUR	880,000	875,241
0% 1/31/28	EUR	680,000	659,156
0.1% 4/30/31 (d)	EUR	1,090,000	967,385
0.5% 4/30/30 (Reg. S) (d)	EUR	143,000	134,235
0.5% 10/31/31 (Reg. S) (d)	EUR	976,000	880,292
0.6% 10/31/29 (Reg. S) (d)	EUR	574,000	548,669
0.7% 4/30/32 (Reg. S) (d)	EUR	140,000	126,571
0.8% 7/30/27 (Reg. S) (d)	EUR	1,203,000	1,213,833
0.85% 7/30/37 (Reg. S) (d)	EUR	1,098,000	865,926
1% 7/30/42(Reg. S) (d)	EUR	171,000	122,091
1% 10/31/50 (Reg. S) (d)	EUR	1,856,000	1,111,102
1.2% 10/31/40 (Reg. S) (d)	EUR	2,179,000	1,669,454
1.25% 10/31/30 (Reg. S) (d)	EUR	1,376,000	1,340,071
1.3% 10/31/26 (d)	EUR	150,000	155,365
1.4% 4/30/28 (Reg. S) (d)	EUR	100,000	102,024
1.45% 10/31/27 (d)	EUR	100,000	102,842
1.45% 4/30/29 (Reg. S) (d)	EUR	2,226,000	2,248,769
1.5% 4/30/27 (Reg. S) (d)	EUR	157,000	162,581
1.6% 4/30/25 (d)	EUR	243,000	257,311
1.85% 7/30/35 (Reg. S) (d)	EUR	480,000	450,838
1.9% 10/31/52 (Reg. S) (d)	EUR	960,000	709,115
1.95% 4/30/26 (Reg. S) (d)	EUR	2,222,000	2,346,144
1.95% 7/30/30 (Reg. S) (d)	EUR	26,000	26,583
2.15% 10/31/25 (Reg. S) (d)	EUR	44,000	46,767
2.35% 7/30/33 (Reg. S) (d)	EUR	292,000	296,810
2.55% 10/31/32(Reg. S) (d)	EUR	2,490,000	2,592,503
2.7% 10/31/48 (d)	EUR	189,000	172,816
2.8% 5/31/26	EUR	530,000	569,009
3.15% 4/30/33 (Reg. S) (d)	EUR	510,000	553,898
3.25% 4/30/34(Reg. S) (d)	EUR	270,000	293,614
3.45% 7/30/43(Reg. S) (d)	EUR	1,120,000	1,179,346
3.5% 5/31/29(Reg. S)	EUR	530,000	589,788
3.55% 10/31/33(Reg. S) (d)	EUR	290,000	324,135
5.15% 10/31/28 (d)	EUR	80,000	94,877
TOTAL SPAIN			28,721,645
Sweden - 0.3%
Sweden Kingdom:
0.125% 5/12/31 (Reg. S)	SEK	3,600,000	287,902
0.5% 11/24/45	SEK	2,680,000	166,311
0.75% 5/12/28	SEK	19,210,000	1,676,611
1.375% 6/23/71	SEK	580,000	34,341
1.75% 11/11/33(Reg. S)	SEK	2,500,000	221,044
3.5% 3/30/39	SEK	760,000	79,414
TOTAL SWEDEN			2,465,623
Switzerland - 0.6%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	492,000	525,278
0% 6/26/34 (Reg. S)	CHF	194,000	200,550
0% 7/24/39 (Reg. S)	CHF	273,000	273,634
0.5% 5/24/55(Reg. S)	CHF	180,000	190,296
1.25% 5/28/26	CHF	1,625,000	1,815,185
1.25% 6/28/43(Reg. S)	CHF	150,000	184,369
1.5% 4/30/42	CHF	200,000	253,356
3.5% 4/8/33	CHF	1,085,000	1,499,512
TOTAL SWITZERLAND			4,942,180
Thailand - 0.8%
Kingdom of Thailand:
0.95% 6/17/25	THB	36,870,000	993,478
1.45% 12/17/24	THB	5,595,000	152,473
1.6% 12/17/29	THB	12,408,000	326,854
1.6% 6/17/35	THB	14,678,000	363,911
2% 6/17/42	THB	7,800,000	187,897
2.125% 12/17/26	THB	69,582,000	1,900,483
2.5% 6/17/71	THB	6,480,000	132,425
2.75% 6/17/52	THB	21,057,000	529,168
2.875% 6/17/46	THB	9,832,000	259,455
3.3% 6/17/38	THB	13,193,000	383,671
3.4% 6/17/36	THB	3,260,000	96,137
3.65% 6/20/31	THB	6,884,000	204,236
3.775% 6/25/32	THB	13,170,000	396,544
3.85% 12/12/25	THB	1,091,000	30,699
4.85% 6/17/61	THB	1,660,000	57,341
TOTAL THAILAND			6,014,772
United Kingdom - 2.6%
United Kingdom, Great Britain and Northern Ireland:
0.25% 7/31/31 (Reg. S)	GBP	2,127,000	2,081,498
0.375% 10/22/30 (Reg. S)	GBP	777,000	789,651
0.5% 1/31/29(Reg. S)	GBP	582,000	627,712
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,896,767
0.625% 10/22/50 (Reg. S)	GBP	1,885,000	991,655
0.875% 1/31/46 (Reg. S)	GBP	665,000	429,233
1.125% 10/22/73(Reg. S)	GBP	1,180,000	566,856
1.25% 7/22/27	GBP	42,000	48,660
1.25% 10/22/41 (Reg. S)	GBP	4,399,076	3,480,733
1.25% 7/31/51(Reg. S)	GBP	2,070,000	1,319,127
1.5% 7/22/47	GBP	195,000	142,930
1.625% 10/22/54 (Reg. S)	GBP	409,000	279,275
1.75% 9/7/37 (Reg. S)	GBP	7,000	6,686
1.75% 1/22/49(Reg. S)	GBP	742,000	565,843
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,000,398
3.25% 1/31/33(Reg. S)	GBP	2,090,000	2,515,915
3.75% 10/22/53(Reg. S)	GBP	1,670,000	1,879,930
4.25% 9/7/39	GBP	13,000	16,424
4.25% 12/7/40	GBP	19,000	23,870
4.25% 12/7/55	GBP	30,000	36,910
4.5% 6/7/28(Reg. S)	GBP	40,000	51,587
4.5% 12/7/42	GBP	920,000	1,184,866
4.625% 1/31/34(Reg. S)	GBP	150,000	199,950
TOTAL UNITED KINGDOM			20,136,476
TOTAL GOVERNMENT OBLIGATIONS (Cost $617,493,240)			546,324,552

Supranational Obligations - 3.6%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	41,202
0.875% 5/24/28	EUR	87,000	86,858
1.1% 12/16/26	AUD	260,000	155,915
1.125% 6/18/25 (Reg. S)	GBP	80,000	96,570
Agence Francaise de Developpement 0.125% 9/29/31	EUR	200,000	173,414
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	38,078
1.375% 3/7/25	GBP	25,000	30,530
1.625% 1/28/25	CAD	290,000	208,503
3.3% 8/8/28 (Reg. S)	AUD	55,000	34,536
3.7% 6/17/25	AUD	430,000	278,131
3.875% 7/22/27	GBP	310,000	387,193
4.65% 2/16/27	CAD	700,000	525,169
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	207,840
Council of Europe Development Bank 0% 4/9/27 (Reg. S)	EUR	33,000	32,695
European Financial Stability Facility:
0% 10/13/27 (Reg. S)	EUR	85,000	83,171
0.05% 10/17/29 (Reg. S)	EUR	23,000	21,447
0.05% 1/18/52 (Reg. S)	EUR	225,000	107,806
0.625% 10/16/26 (Reg. S)	EUR	466,000	474,967
0.7% 1/20/50 (Reg. S)	EUR	176,000	111,690
0.75% 5/3/27 (Reg. S)	EUR	43,000	43,626
0.875% 4/10/35 (Reg. S)	EUR	610,000	535,307
1.25% 5/24/33 (Reg. S)	EUR	299,000	283,454
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	969,567
European Investment Bank:
0% 6/17/27	EUR	215,000	212,401
0% 9/9/30 (Reg. S)	EUR	109,000	99,042
0.01% 5/15/41 (Reg. S)	EUR	330,000	215,780
0.05% 11/15/29 (Reg. S)	EUR	2,750,000	2,565,507
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,320,532
0.125% 6/20/29 (Reg. S)	EUR	578,000	546,657
0.375% 7/16/25	EUR	577,000	600,712
0.375% 4/14/26 (Reg. S)	EUR	413,000	423,068
0.75% 7/15/27	AUD	340,000	198,693
1% 9/21/26 (Reg. S)	GBP	226,000	263,158
1% 4/14/32	EUR	736,000	698,829
1.125% 4/13/33 (Reg. S)	EUR	265,000	249,395
1.375% 3/7/25 (Reg. S)	GBP	504,000	615,682
1.75% 7/30/24 (Reg. S)	CAD	69,000	50,436
1.75% 11/12/26 (Reg. S)	SEK	240,000	21,619
3.625% 1/12/32 (Reg. S)	GBP	550,000	679,079
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	32,290
0.75% 3/15/27	EUR	184,000	186,967
0.75% 9/5/28 (Reg. S)	EUR	48,000	47,564
0.875% 7/18/42 (Reg. S)	EUR	266,000	199,077
1.125% 5/3/32 (Reg. S)	EUR	47,000	44,971
1.2% 5/23/33 (Reg. S)	EUR	37,000	35,112
1.625% 11/17/36 (Reg. S)	EUR	218,000	203,857
1.85% 12/1/55 (Reg. S)	EUR	186,000	150,064
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,465,278
0% 10/4/30 (Reg. S)	EUR	169,000	153,648
0% 7/4/35 (Reg. S)	EUR	1,357,000	1,064,825
0.1% 10/4/40 (Reg. S)	EUR	946,000	639,330
0.3% 11/4/50 (Reg. S)	EUR	562,000	307,612
0.45% 7/4/41 (Reg. S)	EUR	162,000	112,886
0.45% 5/2/46 (Reg. S)	EUR	170,000	107,650
0.8% 7/4/25 (Reg. S)	EUR	1,760,000	1,843,115
0.875% 3/11/37 (Reg. S)	EUR	100,000	83,779
1.125% 4/4/36 (Reg. S)	EUR	94,000	83,600
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,351,360
1.25% 2/4/43 (Reg. S)	EUR	172,000	136,395
2% 10/4/27 (Reg. S)	EUR	860,000	904,211
2.5% 10/4/52 (Reg. S)	EUR	380,000	353,211
3% 3/4/53 (Reg. S)	EUR	840,000	862,969
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	367,156
1.7% 10/10/24	CAD	100,000	72,650
3.15% 6/26/29	AUD	120,000	73,997
3.875% 2/15/29	GBP	130,000	162,557
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,823,044
0.01% 4/24/28	EUR	687,000	664,017
1% 12/21/29	GBP	248,000	265,742
1.2% 8/8/34	EUR	23,000	21,271
1.25% 12/13/28	GBP	100,000	111,473
1.8% 7/26/24	CAD	7,000	5,124
3.3% 8/14/28	AUD	210,000	132,078
International Development Association:
0.7% 1/17/42 (Reg. S)	EUR	207,000	150,187
4.75% 10/14/31 (Reg. S)	GBP	230,000	302,822
International Finance Corp. 3.15% 6/26/29 (Reg. S)	AUD	90,000	55,503
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $33,065,472)			28,265,651

Preferred Securities - 0.3%
		Principal Amount (a)	Value ($)
France - 0.2%
Engie SA:
1.5% (Reg. S) (b)(j)	EUR	300,000	286,432
1.625% (Reg. S) (b)(j)	EUR	600,000	624,641
TotalEnergies SE 2.125% (Reg. S) (b)(j)	EUR	160,000	141,191
Veolia Environnement SA 1.625% (Reg. S) (b)(j)	EUR	100,000	100,009
TOTAL FRANCE			1,152,273
Germany - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(j)	EUR	100,000	64,084
Italy - 0.0%
Enel SpA 1.375% (Reg. S) (b)(j)	EUR	150,000	143,782
Eni SpA 3.375% (Reg. S) (b)(j)	EUR	110,000	109,920
TOTAL ITALY			253,702
Spain - 0.1%
Iberdrola Finanzas SAU 1.575% (Reg. S) (b)(j)	EUR	100,000	97,063
Iberdrola International BV:
1.825% (Reg. S) (b)(j)	EUR	100,000	92,351
3.25% (Reg. S) (b)(j)	EUR	100,000	106,592
Repsol International Finance BV 4.247% (b)(j)	EUR	100,000	105,997
TOTAL SPAIN			402,003
United Kingdom - 0.0%
SSE PLC 3.74% (Reg. S) (b)(j)	GBP	216,000	259,334
TOTAL PREFERRED SECURITIES (Cost $2,024,380)			2,131,396

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $3,276,701)	3,276,046	3,276,701

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $868,886,301)	774,919,261
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,262,720
NET ASSETS - 100.0%	777,181,981

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	23	Jun 2024	2,934,202	16,810	16,810
ICE Long Gilt Contracts (United Kingdom)	12	Jun 2024	1,513,671	38,836	38,836

TOTAL FUTURES CONTRACTS					55,646
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	1,454,252	JPY	220,143,166	Bank of America, N.A.	4/01/24	10
AUD	35,582,220	USD	23,231,631	BNP Paribas S.A.	4/02/24	(44,478)
AUD	97,000	USD	63,268	JPMorgan Chase Bank, N.A.	4/02/24	(58)
CAD	1,286,000	USD	946,615	Bank of America, N.A.	4/02/24	2,778
CAD	54,081,586	USD	39,803,920	Royal Bank of Canada	4/02/24	121,949
CHF	7,791,000	USD	8,599,338	HSBC Bank	4/02/24	39,571
CLP	679,122,000	USD	691,775	State Street Bank and Trust Co	4/02/24	1,370
CLP	679,122,000	USD	692,770	State Street Bank and Trust Co	4/02/24	375
CNH	958,082,000	USD	132,194,826	Bank of America, N.A.	4/02/24	(269,403)
CNH	131,123,000	USD	18,095,166	JPMorgan Chase Bank, N.A.	4/02/24	(39,867)
CNY	2,750,712	USD	378,894	Citibank, N. A.	4/02/24	1,722
COP	7,684,400,000	USD	1,999,948	State Street Bank and Trust Co	4/02/24	(11,875)
COP	7,684,400,000	USD	1,982,559	State Street Bank and Trust Co	4/02/24	5,514
CZK	40,340,000	USD	1,722,097	BNP Paribas S.A.	4/02/24	(2,142)
CZK	178,000	USD	7,630	Brown Brothers Harriman & Co	4/02/24	(41)
CZK	19,151,000	USD	816,536	State Street Bank and Trust Co	4/02/24	(5)
DKK	15,055,000	USD	2,185,051	Bank of America, N.A.	4/02/24	(7,538)
EUR	1,693,000	USD	1,844,591	JPMorgan Chase Bank, N.A.	4/02/24	(18,098)
EUR	330,827,000	USD	357,829,100	State Street Bank and Trust Co	4/02/24	(916,392)
GBP	819,000	USD	1,033,755	Citibank, N. A.	4/02/24	(55)
GBP	41,230,000	USD	52,040,506	HSBC Bank	4/02/24	(2,062)
HKD	842,954	USD	107,755	Goldman Sachs Bank USA	4/02/24	(55)
HUF	422,737,000	USD	1,156,555	HSBC Bank	4/02/24	1,570
IDR	95,459,000,000	USD	6,013,923	BNP Paribas S.A.	4/02/24	6,828
IDR	95,459,000,000	USD	6,039,798	JPMorgan Chase Bank, N.A.	4/02/24	(19,047)
ILS	5,687,030	USD	1,551,407	Goldman Sachs Bank USA	4/02/24	(4,695)
JPY	12,220,058,353	USD	80,820,492	JPMorgan Chase Bank, N.A.	4/02/24	(96,100)
KRW	21,446,800,000	USD	15,917,174	BNP Paribas S.A.	4/02/24	(27,360)
KRW	21,446,800,000	USD	15,975,270	Bank of America, N.A.	4/02/24	(85,456)
MXN	1,672,000	USD	99,124	Canadian Imperial Bk. of Comm.	4/02/24	1,450
MXN	89,763,000	USD	5,405,912	Royal Bank of Canada	4/02/24	(6,471)
MYR	27,267,000	USD	5,762,622	Goldman Sachs Bank USA	4/02/24	(1,583)
MYR	27,267,000	USD	5,783,033	Goldman Sachs Bank USA	4/02/24	(21,993)
NOK	616,000	USD	57,681	Bank of America, N.A.	4/02/24	(941)
NOK	26,321,000	USD	2,441,764	Bank of America, N.A.	4/02/24	(17,318)
NZD	4,329,000	USD	2,601,729	Bank of America, N.A.	4/02/24	(15,368)
PEN	4,316,000	USD	1,160,933	State Street Bank and Trust Co	4/02/24	(624)
PEN	4,316,000	USD	1,164,598	State Street Bank and Trust Co	4/02/24	(4,289)
PLN	14,026,000	USD	3,514,196	JPMorgan Chase Bank, N.A.	4/02/24	(2,692)
RON	9,246,000	USD	2,011,453	Goldman Sachs Bank USA	4/02/24	(4,246)
SEK	5,526,000	USD	533,272	Brown Brothers Harriman & Co	4/02/24	(17,017)
SEK	61,345,000	USD	5,782,900	State Street Bank and Trust Co	4/02/24	(51,865)
SGD	3,630,706	USD	2,693,522	BNP Paribas S.A.	4/02/24	(4,608)
THB	216,863,000	USD	5,972,542	JPMorgan Chase Bank, N.A.	4/02/24	(26,203)
USD	311,557	AUD	479,000	HSBC Bank	4/02/24	(583)
USD	22,866,006	AUD	35,201,000	State Street Bank and Trust Co	4/02/24	(72,725)
USD	2,166,176	CAD	2,932,000	Bank of America, N.A.	4/02/24	1,619
USD	1,329,685	CAD	1,802,000	JPMorgan Chase Bank, N.A.	4/02/24	(646)
USD	37,342,104	CAD	50,640,000	Royal Bank of Canada	4/02/24	(43,006)
USD	175,994	CHF	155,000	Canadian Imperial Bk. of Comm.	4/02/24	4,126
USD	8,702,748	CHF	7,636,000	HSBC Bank	4/02/24	235,708
USD	693,335	CLP	679,122,000	State Street Bank and Trust Co	4/02/24	191
USD	691,775	CLP	679,122,000	State Street Bank and Trust Co	4/02/24	(1,370)
USD	132,964,451	CNH	958,082,000	Bank of America, N.A.	4/02/24	1,039,028
USD	9,792,539	CNH	70,543,000	JPMorgan Chase Bank, N.A.	4/02/24	78,949
USD	8,416,015	CNH	60,580,000	JPMorgan Chase Bank, N.A.	4/02/24	74,305
USD	967,063	CNY	7,026,923	Citibank, N. A.	4/02/24	(5,252)
USD	1,222,496	CNY	8,883,088	Citibank, N. A.	4/02/24	(6,656)
USD	999,590	CNY	7,263,052	Citibank, N. A.	4/02/24	(5,399)
USD	1,999,948	COP	7,684,400,000	State Street Bank and Trust Co	4/02/24	11,875
USD	1,941,338	COP	7,684,400,000	State Street Bank and Trust Co	4/02/24	(46,735)
USD	2,549,596	CZK	59,669,000	Goldman Sachs Bank USA	4/02/24	5,520
USD	2,190,487	DKK	15,055,000	Bank of America, N.A.	4/02/24	12,974
USD	355,202,778	EUR	327,438,000	Bank of America, N.A.	4/02/24	1,946,293
USD	3,114,862	EUR	2,879,000	Bank of America, N.A.	4/02/24	8,853
USD	322,561	EUR	299,000	Bank of America, N.A.	4/02/24	(16)
USD	1,170,713	EUR	1,079,000	JPMorgan Chase Bank, N.A.	4/02/24	6,634
USD	165,222	EUR	152,000	JPMorgan Chase Bank, N.A.	4/02/24	1,237
USD	1,414,190	EUR	1,301,000	State Street Bank and Trust Co	4/02/24	10,606
USD	52,515,782	GBP	41,495,000	BNP Paribas S.A.	4/02/24	142,868
USD	596,677	GBP	469,000	Bank of America, N.A.	4/02/24	4,728
USD	125,742	GBP	99,000	State Street Bank and Trust Co	4/02/24	789
USD	107,798	HKD	843,000	State Street Bank and Trust Co	4/02/24	93
USD	1,175,653	HUF	427,777,000	Goldman Sachs Bank USA	4/02/24	3,720
USD	6,067,939	IDR	95,459,000,000	BNP Paribas S.A.	4/02/24	47,189
USD	6,013,923	IDR	95,459,000,000	JPMorgan Chase Bank, N.A.	4/02/24	(6,828)
USD	1,595,683	ILS	5,723,000	Citibank, N. A.	4/02/24	39,188
USD	2,041,232	JPY	304,650,000	BNP Paribas S.A.	4/02/24	28,747
USD	270,256	JPY	40,500,000	Canadian Imperial Bk. of Comm.	4/02/24	2,718
USD	79,240,890	JPY	11,891,300,000	JPMorgan Chase Bank, N.A.	4/02/24	688,241
USD	16,130,871	KRW	21,446,800,000	BNP Paribas S.A.	4/02/24	241,057
USD	15,917,174	KRW	21,446,800,000	Bank of America, N.A.	4/02/24	27,360
USD	5,319,269	MXN	91,435,000	State Street Bank and Trust Co	4/02/24	(180,746)
USD	5,719,950	MYR	27,267,000	Goldman Sachs Bank USA	4/02/24	(41,090)
USD	5,762,622	MYR	27,267,000	Goldman Sachs Bank USA	4/02/24	1,583
USD	2,549,056	NOK	26,937,000	State Street Bank and Trust Co	4/02/24	67,870
USD	1,756,087	NZD	2,887,000	State Street Bank and Trust Co	4/02/24	31,249
USD	873,573	NZD	1,435,000	State Street Bank and Trust Co	4/02/24	16,233
USD	1,160,933	PEN	4,316,000	State Street Bank and Trust Co	4/02/24	624
USD	1,136,088	PEN	4,316,000	State Street Bank and Trust Co	4/02/24	(24,220)
USD	3,517,657	PLN	14,026,000	State Street Bank and Trust Co	4/02/24	6,153
USD	2,015,557	RON	9,246,000	BNP Paribas S.A.	4/02/24	8,349
USD	6,475,870	SEK	66,871,000	Bank of America, N.A.	4/02/24	228,579
USD	2,704,271	SGD	3,636,000	BNP Paribas S.A.	4/02/24	11,436
USD	6,024,642	THB	216,863,000	JPMorgan Chase Bank, N.A.	4/02/24	78,302
CNY	9,509,783	USD	1,309,888	Citibank, N. A.	4/03/24	6,129
EUR	314,000	USD	339,150	Bank of America, N.A.	5/02/24	16
JPY	254,050,000	USD	1,686,179	Bank of America, N.A.	5/02/24	(254)
USD	23,362,977	AUD	35,753,000	BNP Paribas S.A.	5/02/24	44,441
USD	39,967,661	CAD	54,280,000	Royal Bank of Canada	5/02/24	(122,254)
USD	8,674,390	CHF	7,833,000	HSBC Bank	5/02/24	(40,030)
USD	681,845	CLP	669,231,000	State Street Bank and Trust Co	5/02/24	(542)
USD	1,949,139	COP	7,595,600,000	State Street Bank and Trust Co	5/02/24	(5,845)
USD	1,727,957	CZK	40,487,000	BNP Paribas S.A.	5/02/24	2,121
USD	2,169,041	DKK	14,923,000	Bank of America, N.A.	5/02/24	7,380
USD	3,637,897	EUR	3,364,000	Citibank, N. A.	5/02/24	4,282
USD	359,251,637	EUR	331,745,000	State Street Bank and Trust Co	5/02/24	918,272
USD	52,288,194	GBP	41,420,000	HSBC Bank	5/02/24	1,367
USD	105,815	HKD	827,000	Goldman Sachs Bank USA	5/02/24	49
USD	1,149,639	HUF	421,084,000	HSBC Bank	5/02/24	(1,553)
USD	6,043,034	IDR	95,600,800,000	JPMorgan Chase Bank, N.A.	5/02/24	18,754
USD	1,551,075	ILS	5,679,000	Goldman Sachs Bank USA	5/02/24	4,780
USD	80,918,548	JPY	12,179,350,000	JPMorgan Chase Bank, N.A.	5/02/24	94,027
USD	16,087,216	KRW	21,581,000,000	Bank of America, N.A.	5/02/24	71,275
USD	5,430,693	MXN	90,597,000	Royal Bank of Canada	5/02/24	6,373
USD	5,780,932	MYR	27,286,000	Goldman Sachs Bank USA	5/02/24	4,467
USD	2,453,790	NOK	26,431,000	Bank of America, N.A.	5/02/24	17,343
USD	2,605,979	NZD	4,336,000	Bank of America, N.A.	5/02/24	15,332
USD	1,152,010	PEN	4,272,000	State Street Bank and Trust Co	5/02/24	4,302
USD	3,509,009	PLN	14,009,000	JPMorgan Chase Bank, N.A.	5/02/24	2,683
USD	2,010,815	RON	9,247,000	Goldman Sachs Bank USA	5/02/24	4,719
USD	5,800,859	SEK	61,461,000	State Street Bank and Trust Co	5/02/24	52,091
USD	2,657,208	SGD	3,577,000	BNP Paribas S.A.	5/02/24	4,373
USD	6,101,600	THB	221,183,000	JPMorgan Chase Bank, N.A.	5/02/24	22,138
USD	133,829,890	CNH	968,460,000	Bank of America, N.A.	5/06/24	306,749
USD	18,323,333	CNH	132,540,000	JPMorgan Chase Bank, N.A.	5/06/24	49,830

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						4,635,729
Unrealized Appreciation						6,961,424
Unrealized Depreciation						(2,325,695)

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNH	-	Chinese Offshore Currency
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malaysian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,982,382 or 15.2% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $191,857.
(f)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $411,362.
(g)	Non-income producing
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,006,063	43,911,050	60,640,412	60,468	-	-	3,276,701	0.0%
Total	20,006,063	43,911,050	60,640,412	60,468	-	-	3,276,701

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations, Supranational Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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